United States
Securities And Exchange Commission
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 2nd Floor, New York, NY 10105
(Address of principal executive offices)	(Zip code)

Eric Rubin, President, 1345 Avenue of the Americas, 2nd Floor, New York, NY 10105
(Name and address of agent for service)
with a copy to:
Jon Rand, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036-6797

Registrant’s telephone number, including area code: (212) 488-1331

Date of fiscal year end: 10/31/2015

Date of reporting period: 04/30/2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

The American Independence Funds
Semi-Annual Report – April 30, 2015 (Unaudited)

Stock Fund
Schedule of Portfolio Investments	1
JAForlines Risk-Managed Allocation Fund
Schedule of Portfolio Investments	3
International Alpha Strategies Fund
Schedule of Portfolio Investments	4
Kansas Tax-Exempt Bond Fund
Schedule of Portfolio Investments	8
Boyd Watterson Short-Term Enhanced Bond Fund
Schedule of Portfolio Investments	14
Boyd Watterson Core Plus Fund
Schedule of Portfolio Investments	18
U.S. Inflation-Indexed Fund
Schedule of Portfolio Investments	23
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29
Financial Highlights	34
Notes to Financial Statements	44
Additional Fund Information
Portfolio Summaries	55
Table of Shareholder Expenses	57

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	April 30, 2015 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 93.7%
Consumer Discretionary — 7.8%
Las Vegas Sands Corp.	14,100	745,608
Twenty-First Century Fox, Inc., Class A	22,800	777,024
Viacom, Inc., Class B	11,600	805,620
		2,328,252
Consumer Staples — 5.4%
Kimberly-Clark Corp.	6,500	712,985
Walgreens Boots Alliance, Inc.	10,980	910,571
		1,623,556
Energy — 10.4%
Chevron Corp.	10,000	1,110,600
Occidental Petroleum Corp.	14,300	1,145,430
Phillips 66	10,500	832,755
		3,088,785
Financials — 31.5%
American Express Co.	15,700	1,215,965
American International Group, Inc.	18,500	1,041,365
Bank of America Corp.	60,000	955,800
Capital One Financial Corp.	8,400	679,140
Citigroup, Inc.	25,000	1,333,000
Host Hotels & Resorts, Inc. REIT	33,000	664,620
MasterCard, Inc., Class A	10,900	983,289
MetLife, Inc.	25,000	1,282,250
Prudential Financial, Inc.	14,800	1,207,680
		9,363,109
Health Care — 11.5%
AbbVie, Inc.	11,000	711,260
Aetna, Inc.	6,100	651,907
HCA Holdings, Inc. (a)	12,300	910,323
Johnson & Johnson	11,700	1,160,640
		3,434,130
Industrials — 10.1%
American Airlines Group, Inc.	16,600	801,531
Precision Castparts Corp.	2,900	599,401
Union Pacific Corp.	7,300	775,479
United Rentals, Inc. (a)	8,500	820,930
		2,997,341
Information Technology — 10.8%
EMC Corp.	24,300	653,913
Micron Technology, Inc. (a)	33,500	942,355
Microsoft Corp.	19,200	933,888
Seagate Technology PLC (b)	11,800	692,896
		3,223,052
Materials — 3.0%
LyondellBasell Industries NV, Class A (b)	8,500	879,920

Telecommunication Services — 3.2%
Verizon Communications, Inc.	19,100	963,404

Total Common Stocks (Cost $25,283,004)		27,901,549

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	April 30, 2015 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investment — 7.2%
Money Market Fund — 7.2%
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	2,138,120	2,138,120
Total Short-Term Investment (Cost $2,138,120)		2,138,120

Total Investments (Cost $27,421,124(d)) — 100.9%		$30,039,669

Liabilities in excess of other assets — (0.9)%		(280,569)

NET ASSETS — 100.0%		$29,759,100

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Represents the 7 day yield at 4/30/15.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
PLC — Public Limited Company
REIT— Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$27,901,549	$—	$—	$27,901,549
Short-Term Investment	2,138,120	—	—	2,138,120
Total Investments	$30,039,669	$—	$—	$30,039,669

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
JAForlines Risk-Managed Allocation Fund	April 30, 2015 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 96.5%
International Equity Exchange Traded Products — 34.4%
iShares Currency Hedged MSCI Japan ETF	65,594	2,029,478
iShares MSCI EMU ETF	65,874	2,598,071
iShares MSCI Japan ETF	141,802	1,823,574
iShares MSCI Spain Capped ETF	50,215	1,803,723
WisdomTree Europe Hedged Equity Fund	73,768	4,740,332
WisdomTree Japan Hedged Equity Fund	34,606	1,952,470
		14,947,648
International Fixed Income Exchange Traded Product — 6.0%
iShares JPMorgan USD Emerging Markets Bond Fund ETF	23,143	2,617,936

U.S. Alternative Exchange Traded Product — 7.5%
iShares Mortgage Real Estate Capped ETF	281,490	3,270,914

U.S. Equity Exchange Traded Products — 23.5%
Consumer Discretionary Select Sector SPDR Fund	23,083	1,738,381
iShares U.S. Healthcare ETF	28,104	4,261,128
iShares U.S. Technology ETF	39,400	4,226,438
		10,225,947
U.S. Fixed Income Exchange Traded Products — 25.1%
iShares iBoxx $High Yield Corporate Bond Fund	38,558	3,508,392
iShares U.S. Preferred Stock ETF	121,275	4,843,724
PowerShares Build America Bond Portfolio	85,346	2,569,768
		10,921,884
Total Exchange Traded Products (Cost $39,893,190)		41,984,329

Short-Term Investment — 8.0%
Money Market Fund — 8.0%
Federated Government Obligations Fund, Institutional Shares, 0.01% (a)	3,490,993	3,490,993
Total Short-Term Investment (Cost $3,490,993)		3,490,993

Total Investments (Cost $43,384,183(b)) — 104.5%		$45,475,322

Liabilities in excess of other assets — (4.5)%		(1,957,588)

NET ASSETS — 100.0%		$43,517,734

(a)	Represents the 7 day yield at 4/30/15.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$41,984,329	$—	$—	$41,984,329
Short-Term Investment	3,490,993	—	—	3,490,993
Total Investments	$45,475,322	$—	$—	$45,475,322

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	April 30, 2015 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.1%
Australia — 3.2%
BHP Billiton, Ltd.	29,100	733,812
Commonwealth Bank of Australia	15,200	1,065,487
		1,799,299
Belgium — 3.0%
Anheuser-Busch InBev NV	5,400	658,965
KBC Groep NV (a)	15,300	1,009,484
		1,668,449
Bermuda — 0.6%
Arch Capital Group Ltd. (a)	5,400	327,672

Brazil — 1.0%
Ultrapar Participacoes SA	23,300	538,702

Canada — 2.8%
CGI Group, Inc., Class A (a)	10,700	450,149
Open Text Corp.	6,700	338,886
Valeant Pharmaceuticals International, Inc. (a)	3,500	759,255
		1,548,290
China — 2.3%
China Biologic Products, Inc. (a)	4,350	416,034
China Life Insurance Co., Ltd. - ADR	5,600	406,952
NetEase, Inc. - ADR	900	115,371
TAL Education Group - ADR (a)	2,900	106,575
Tencent Holdings Ltd. - ADR	12,800	263,936
		1,308,868
Denmark — 2.6%
Coloplast A/S, Class B	7,000	571,772
Novo Nordisk A/S - ADR	7,700	433,279
Novo Nordisk A/S, Class B	8,200	466,267
		1,471,318
Finland — 0.8%
Nokia OYJ - ADR	72,900	479,682

France — 7.4%
BNP Paribas SA	16,500	1,043,546
Dassault Systemes SA	8,000	616,764
Sanofi	13,500	1,379,650
Total SA	9,700	527,011
Veolia Environnement	27,000	572,434
		4,139,405
Germany — 9.9%
BASF SE	5,900	591,587
Bayer AG	9,800	1,426,513
Continental AG	3,250	767,159
Merck KGaA	6,500	704,992
SAP SE	14,200	1,080,912
Siemens AG	9,200	1,005,257
		5,576,420
Guernsey — 1.6%
Amdocs Ltd.	16,400	903,148
See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	April 30, 2015 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Hong Kong — 2.4%
AIA Group Ltd. - ADR	14,000	373,940
China Mobile, Ltd.	17,000	242,788
Hong Kong Exchanges and Clearing Ltd. - ADR	20,000	758,600
		1,375,328
India — 0.6%
Infosys, Ltd. - ADR	10,400	322,192

Ireland — 2.5%
Alkermes PLC (a)	5,000	276,850
Mallinckrodt PLC (a)	2,900	328,222
Medtronic PLC	5,700	424,365
Tyco International PLC	8,700	342,606
		1,372,043
Israel — 1.2%
Check Point Software Technologies Ltd. (a)	7,100	592,708
Tower Semiconductor Ltd. (a)	5,700	83,163
		675,871
Italy — 1.3%
Luxottica Group SpA	11,500	760,309

Japan — 16.1%
Asahi Kasei Corp.	59,500	562,831
Fuji Heavy Industries Ltd.	19,000	638,970
Honda Motor Co., Ltd.	18,600	628,160
Kubota Corp.	40,000	627,225
Makita Corp.	9,800	493,808
Mizuho Financial Group, Inc.	312,500	597,215
Nidec Corp.	15,100	1,130,576
Nomura Holdings, Inc.	89,100	575,833
NTT DOCOMO, Inc.	62,400	1,108,047
Shin-Etsu Chemical Co., Ltd.	11,600	712,944
SoftBank Corp.	8,100	507,985
Sumitomo Mitsui Financial Group, Inc.	10,000	438,038
Sysmex Corp.	10,000	554,859
Unicharm Corp.	19,000	478,850
		9,055,341
Netherlands — 4.3%
AerCap Holdings NV (a)	8,100	378,108
ASML Holding NV	7,000	758,595
ING Groep NV (a)	81,700	1,262,944
		2,399,647
Singapore — 1.1%
Avago Technologies Ltd.	5,500	642,840

South Africa — 0.8%
Naspers Ltd., Class N	2,800	438,173

Spain — 2.3%
Banco Bilbao Vizcaya Argentaria SA	54,810	552,768
Banco Santander SA	66,382	502,551
Iberdrola SA	37,400	250,493
		1,305,812

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	April 30, 2015 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Sweden — 2.6%
Swedbank AB	44,600	1,038,302
Telefonaktiebolaget LM Ericsson, Class B	39,500	432,587
		1,470,889
Switzerland — 8.6%
Credit Suisse Group AG	28,600	757,050
Lonza Group AG	8,800	1,250,166
Nestle SA	14,200	1,104,899
Novartis AG	16,700	1,722,761
		4,834,876
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	22,300	545,012

United Kingdom — 18.4%
ARM Holdings PLC	40,400	691,649
AstraZeneca PLC	10,000	691,025
Aviva PLC	98,200	795,319
BP PLC	143,100	1,033,830
BT Group PLC	238,900	1,673,255
Bunzl PLC	20,000	565,238
Diageo PLC	11,000	306,232
Diageo PLC - ADR	3,000	333,060
InterContinental Hotels Group PLC	23,023	992,108
Reed Elsevier PLC	65,500	1,089,150
Rio Tinto PLC	16,300	722,691
Royal Dutch Shell PLC, Class A	19,600	620,350
Vodafone Group PLC	229,618	813,561
		10,327,468
United States — 0.7%
Mettler-Toledo International, Inc. (a)	1,300	412,113
		412,113
Total Common Stocks (Cost $50,064,629)		55,699,167

Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	162,453	162,453
Total Short-Term Investment (Cost $162,453)		162,453

Total Investments (Cost $50,227,082(c)) — 99.4%		$55,861,620

Other assets in excess of liabilities — 0.6%		319,968

NET ASSETS — 100.0%		$56,181,588

(a)	Non-income producing security.
(b)	Represents the 7 day yield at 4/30/15.
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	April 30, 2015 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$55,699,167	$—	$—	$55,699,167
Short-Term Investment	162,453	—	—	162,453
Total Investments	$55,861,620	$—	$—	$55,861,620

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 92.0%
Allen County Public Building Commission, Facilities, Revenue Bonds,
5.05%, 12/01/31, Callable 12/01/22	1,310,000	1,444,013
5.15%, 12/01/36, Callable 12/01/22	500,000	541,985
Butler County Unified School District No. 490 El Dorado, School District, GO UT, AGM, 4.05%, 9/01/27, Callable 9/01/17	630,000	661,349
Chisholm Creek Utility Authority, Water, Revenue Bonds, AMBAC, 4.25%, 9/01/29, Callable 9/01/17	300,000	303,492
City of Abilene, GO UT,
4.30%, 9/01/27, Callable 9/01/20	150,000	170,582
4.60%, 9/01/30, Callable 9/01/20	500,000	568,560
City of Beloit, Facilities, Revenue Bonds, 5.00%, 4/01/32, Pre-refunded 4/01/17 @ 100	500,000	541,320
City of Dodge City, Facilities, Revenue Bonds, AGM, 5.25%, 6/01/31, Callable 6/01/19	825,000	940,450
City of Dodge City, GO UT, AGM, 4.25%, 9/01/29, Callable 9/01/19	835,000	893,074
City of Hays, Nursing Homes, Revenue Bonds, 4.25%, 10/01/32, Pre-refunded 10/01/16 @ 100	1,000,000	1,055,360
City of Junction City, GO UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,090,720
City of Lawrence, Medical, Revenue Bonds, 5.25%, 7/01/21, Callable 7/01/16	610,000	642,245
City of Lawrence, Water, Revenue Bonds, 4.30%, 11/01/22, Callable 11/01/18	235,000	258,716
City of Leawood, GO UT, 4.20%, 9/01/23, Callable 9/01/17	565,000	605,448
City of Lenexa, GO UT, 4.00%, 9/01/25, Callable 6/01/15	480,000	480,854
City of Lindsborg, GO UT, 4.60%, 10/01/29, Callable 10/01/18	600,000	635,634
City of Maize, Water, Revenue Bonds, 5.25%, 8/01/26, Callable 8/01/16	1,000,000	1,029,460
City of Manhattan, GO UT,
4.50%, 11/01/17	400,000	434,844
4.10%, 11/01/26, Callable 11/01/18	415,000	446,843
City of Manhattan, Medical, Revenue Bonds, 5.00%, 11/15/29, Callable 11/15/22	615,000	697,767
City of Olathe, Medical, Revenue Bonds,
5.13%, 9/01/22, Callable 9/01/17	1,315,000	1,438,557
5.25%, 9/01/25, Callable 9/01/19	540,000	618,575
5.00%, 9/01/29, Callable 9/01/17	810,000	873,285
4.00%, 9/01/30, Callable 9/01/21	450,000	457,529
5.00%, 9/01/30, Callable 9/01/19	750,000	834,142
City of Ottawa, Education, Revenue Bonds, 5.00%, 4/15/25, Callable 4/15/19	1,510,000	1,703,008
City of Overland Park, GO UT, 5.00%, 9/01/19, Callable 6/01/15	630,000	631,865
City of Park City, GO UT, 5.38%, 12/01/25, Callable 12/01/19	500,000	547,240
City of Phillipsburg, Facilities, Revenue Bonds, 4.50%, 10/01/28, Callable 10/01/20	545,000	599,783
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 4/01/16	1,090,000	1,075,350
City of Roeland Park, Tax Allocation, 5.38%, 8/01/19, Callable 8/01/15	500,000	502,345
City of Salina, Medical, Revenue Bonds,
5.00%, 10/01/20, Callable 4/01/16	460,000	478,119
5.00%, 10/01/23, Callable 4/01/16	570,000	592,190
City of Shawnee, GO UT, 4.00%, 12/01/27, Callable 12/01/24	425,000	472,770
City of Topeka KS Combined Utility Revenue, Utilities, Revenue Bonds,
4.00%, 8/01/26, Callable 8/01/21	2,600,000	2,788,162
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,337,817
3.50%, 8/01/33, Callable 8/01/20	2,285,000	2,299,076
City of Topeka, GO UT,
4.00%, 8/15/30, Callable 8/15/15	2,000,000	2,013,300
4.50%, 8/15/30, Callable 8/15/19	450,000	494,339
City of Topeka, Utilities, Revenue Bonds, 4.50%, 8/01/33, Callable 8/01/19	650,000	699,784
City of Wichita KS Water & Sewer Utility Revenue, Utilities, Revenue Bonds, 3.25%, 10/01/31, Callable 10/01/20	1,070,000	1,076,324
City of Wichita, GO UT,
4.00%, 6/01/23, Callable 6/01/17 @ 101	405,000	433,212
4.00%, 6/01/24, Pre-refunded 6/01/16 @ 101	150,000	157,082
4.00%, 6/01/24, Callable 6/01/17 @ 101	180,000	191,810
4.00%, 6/01/25, Callable 6/01/17 @ 101	820,000	873,095

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 92.0% (continued)
4.00%, 6/01/26, Callable 6/01/20 @ 101	475,000	517,437
4.00%, 6/01/27, Callable 6/01/20 @ 101	780,000	836,098
4.00%, 12/01/29, Callable 12/01/20 @ 101	250,000	270,073
City of Wichita, Medical, Revenue Bonds,
5.00%, 11/15/17	200,000	221,616
4.75%, 11/15/24, Pre-refunded 11/15/19 @ 100	810,000	934,805
5.25%, 11/15/24, Pre-refunded 11/15/19 @ 100	2,150,000	2,528,464
5.00%, 11/15/29, Pre-refunded 11/15/21 @ 100	3,070,000	3,720,901
City of Wichita, Nursing Homes, Revenue Bonds, 4.00%, 4/01/27, Pre-refunded 4/01/16 @ 100	680,000	703,052
City of Wichita, Utilities, Revenue Bonds,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,177,530
5.00%, 10/01/28, Callable 10/01/21	2,650,000	3,075,563
City of Wichita, Water, Revenue Bonds, 5.00%, 10/01/39, Callable 10/01/19	1,000,000	1,123,640
City of Wichita, Water/Sewer, Revenue Bonds,
4.00%, 10/01/29, Callable 10/01/20	1,000,000	1,057,210
5.00%, 10/01/29, Callable 10/01/19	750,000	855,982
4.00%, 10/01/30, Callable 10/01/20	1,000,000	1,054,140
City of Wichita, Water/Sewer, Revenue Bonds, AGM, 5.00%, 10/01/32, Callable 10/01/17 @ 101	500,000	547,135
City of Wichita, Water/Sewer, Revenue Bonds, AMBAC, 5.13%, 10/01/29, Pre-refunded 10/01/15 @ 101	780,000	803,650
City of Wichita, Water/Sewer, Revenue Bonds, NATL-RE FGIC, 5.00%, 10/01/16, Callable 6/01/15	500,000	503,540
Cloud County Public Building Commission, GO, 4.10%, 10/15/32, Callable 10/15/22	225,000	235,883
Coffeyville Community College, Higher Education, Revenue Bonds, 5.05%, 10/01/25, Pre-refunded 10/01/15 @ 100	1,975,000	2,014,144
Colby Community College, Higher Education, COP, 5.00%, 8/01/31, Callable 8/01/16	250,000	253,068
Commonwealth of Puerto Rico, GO UT, AGM, 5.50%, 7/01/29	275,000	291,242
County of Cherokee, COP, NATL-RE FGIC, 5.00%, 12/01/21, Pre-refunded 12/01/15 @ 100	1,170,000	1,202,233
County of Douglas, GO UT, 4.25%, 9/01/30, Callable 9/01/19	320,000	354,000
County of Franklin, COP, 4.75%, 9/01/21, Callable 6/01/15	750,000	750,847
County of Johnson, GO UT,
4.75%, 9/01/27, Callable 9/01/18	500,000	556,245
3.00%, 9/01/30, Callable 9/01/22	400,000	395,620
County of Scott, GO UT, 5.00%, 4/01/28, Callable 4/01/20	500,000	572,265
County of Sedgwick KS / County of Shawnee, Single Family Housing, Revenue Bonds, GNMA, 6.70%, 6/01/29	30,000	30,605
County of Sedgwick, Medical, Revenue Bonds,
5.00%, 8/01/25, Pre-refunded 8/01/15 @ 100	500,000	505,840
5.25%, 8/01/31, Pre-refunded 8/01/15 @ 100	500,000	506,135
County of Shawnee, COP,
5.00%, 9/01/22, Pre-refunded 9/01/15 @ 100	1,640,000	1,665,830
5.00%, 9/01/23, Pre-refunded 9/01/15 @ 100	1,840,000	1,868,980
County of Shawnee, GO UT, AGM, 5.00%, 9/01/19, Callable 9/01/15	700,000	709,891
Crawford County Public Building Commission, Revenue Bonds, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,624,944
Dodge City Community College, Higher Education, Revenue Bonds, 5.13%, 4/01/30, Callable 4/01/20	250,000	265,263
Douglas County Unified School District No. 348 Baldwin City, School District, GO UT, 5.00%, 9/01/30, Callable 9/01/19	1,405,000	1,629,842
Douglas County Unified School District No. 491 Eudora, School District, GO UT, AGM, 5.00%, 9/01/29, Callable 9/01/18	450,000	503,177
Geary County Unified School District No. 475, School District, GO UT, NATL-RE, 5.25%, 9/01/18, Pre-refunded 9/01/15 @ 100	795,000	806,925
Harvey County Unified School District No. 373 Newton, School District, GO UT, NATL-RE, 5.00%, 9/01/22, Pre-refunded 9/01/18 @ 100	1,700,000	1,924,026
Hutchinson Community College & Area Vocational School, Higher Education, COP, 4.00%, 10/01/37, Callable 10/01/21	1,700,000	1,708,551

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 92.0% (continued)
Johnson & Miami Counties Unified School District No. 230 Spring Hills, School District, GO UT, 5.25%, 9/01/29, Callable 9/01/21	1,500,000	1,760,865
Johnson County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 9/01/20, Callable 9/01/18	325,000	353,327
4.00%, 9/01/22, Callable 9/01/19	415,000	454,608
4.50%, 9/01/22, Callable 9/01/18	100,000	110,405
4.00%, 9/01/24, Callable 9/01/20	500,000	543,910
4.75%, 9/01/24, Callable 9/01/18	790,000	878,053
4.88%, 9/01/25, Callable 9/01/18	200,000	222,756
4.50%, 9/01/27, Callable 9/01/21	955,000	1,076,142
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, AMBAC, 5.00%, 10/01/25, Callable 10/01/16	1,070,000	1,132,606
Johnson County Unified School District No. 232 De Soto, School District, GO UT, AGM,
5.25%, 9/01/20, Callable 9/01/15	1,325,000	1,346,054
5.25%, 9/01/23, Callable 9/01/15	1,000,000	1,015,730
Johnson County Water District No. 1, Water, Revenue Bonds,
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,512,806
3.25%, 12/01/30, Callable 12/01/17	3,615,000	3,623,821
Kansas Development Finance Authority, Development, Revenue Bonds,
4.00%, 6/01/17	695,000	740,759
4.00%, 10/01/20	250,000	268,978
5.00%, 2/01/22, Callable 2/01/20	555,000	639,404
4.00%, 11/01/27, Callable 11/01/19	765,000	821,855
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,342,125
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,340,181
5.00%, 4/01/31, Callable 4/01/23	500,000	558,340
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,795,575
4.00%, 5/01/34, Callable 5/01/22	1,000,000	1,021,420
Kansas Development Finance Authority, Facilities, Revenue Bonds, 5.00%, 10/01/22, Callable 10/01/15	1,140,000	1,162,070
Kansas Development Finance Authority, Facilities, Revenue Bonds, AMBAC, 5.25%, 10/01/17, Callable 6/01/15	135,000	135,344
Kansas Development Finance Authority, Facilities, Revenue Bonds, FSA,
5.13%, 11/01/25, Callable 11/01/18	100,000	113,298
5.25%, 11/01/28, Callable 11/01/18	305,000	345,629
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE,
5.00%, 5/01/16, Callable 5/01/15	205,000	205,000
5.25%, 11/01/21, Pre-refunded 11/01/17 @ 100	250,000	277,165
5.25%, 11/01/26, Pre-refunded 11/01/17 @ 100	1,200,000	1,330,392
Kansas Development Finance Authority, GO, 4.75%, 9/01/34, Callable 9/01/19	200,000	223,100
Kansas Development Finance Authority, Higher Education, Revenue Bonds,
4.00%, 3/01/16	700,000	721,308
4.00%, 4/01/24, Callable 4/01/20	230,000	249,260
5.00%, 6/01/28, Pre-refunded 6/01/15 @ 100	2,475,000	2,483,737
5.00%, 4/01/29, Callable 4/01/20	650,000	732,888
Kansas Development Finance Authority, Higher Education, Revenue Bonds, AMBAC, 5.00%, 10/01/21, Callable 6/01/15	205,000	207,495
Kansas Development Finance Authority, Higher Education, Revenue Bonds, XLCA, 5.00%, 2/01/26, Pre-refunded 2/01/16 @ 100	2,000,000	2,067,040
Kansas Development Finance Authority, Medical, Revenue Bonds,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,526,330
5.00%, 11/15/22, Callable 11/15/15	500,000	511,735
5.00%, 11/15/22, Callable 11/15/17	260,000	286,101
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,189,430
5.00%, 11/15/24, Callable 11/15/17	1,110,000	1,218,502
5.25%, 1/01/25, Callable 1/01/20	1,500,000	1,723,560

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 92.0% (continued)
5.00%, 5/15/25, Callable 5/15/19	1,500,000	1,684,440
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,129,700
5.50%, 11/15/29, Callable 11/15/19	1,275,000	1,472,026
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,136,630
5.25%, 11/15/30, Callable 11/15/19	250,000	282,343
5.00%, 11/15/32, Callable 5/15/22	1,500,000	1,678,725
5.00%, 5/15/35, Callable 5/15/19	330,000	362,617
Kansas Development Finance Authority, Medical, Revenue Bonds, NATL-RE, 5.00%, 11/15/27, Callable 11/15/17	1,875,000	2,041,087
Kansas Development Finance Authority, Transportation, Revenue Bonds,
5.00%, 10/01/16	1,585,000	1,686,155
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,438,745
4.63%, 10/01/26, Callable 10/01/18	300,000	332,274
Kansas Development Finance Authority, Transportation, Revenue Bonds, NATL-RE FGIC,
5.00%, 11/01/20, Pre-refunded 11/01/16 @ 100	950,000	1,013,336
5.00%, 11/01/21, Pre-refunded 11/01/16 @ 100	500,000	533,335
5.00%, 11/01/22, Pre-refunded 11/01/16 @ 100	200,000	213,334
4.38%, 11/01/26, Pre-refunded 11/01/16 @ 100	650,000	687,317
Kansas Development Finance Authority, Water, Revenue Bonds,
5.50%, 11/01/15	200,000	205,248
4.00%, 3/01/27, Callable 3/01/19	775,000	827,026
Kansas Power Pool, Power, Revenue Bonds, 5.00%, 12/01/31, Callable 12/01/20	1,000,000	1,067,490
Kansas Power Pool, Utilities, Revenue Bonds,
5.00%, 12/01/19	600,000	677,424
5.00%, 12/01/23, Callable 12/01/22	200,000	226,044
Kansas Rural Water Finance Authority, Water, Revenue Bonds, 4.10%, 9/01/34, Callable 3/01/21	270,000	272,776
Kansas State Department of Transportation, Transportation, Revenue Bonds,
4.30%, 9/01/21, Callable 9/01/18	575,000	630,706
5.00%, 9/01/24, Callable 9/01/18	1,360,000	1,530,639
Kansas Turnpike Authority, Transportation, Revenue Bonds, 4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,072,220
La Cygne Public Building Commission, Facilities, Revenue Bonds, 5.00%, 11/01/29, Callable 11/01/19	375,000	421,695
Leavenworth County Unified School District No. 453, School District, GO UT, AGC,
5.25%, 9/01/23, Pre-refunded 9/01/19 @ 100	440,000	515,033
5.25%, 9/01/23, Callable 9/01/19	60,000	70,232
Leavenworth County Unified School District No. 453, School District, GO UT, AGM, 4.75%, 3/01/25, Callable 9/01/19	535,000	606,053
Leavenworth County Unified School District No. 458, School District, GO UT,
5.25%, 9/01/28, Pre-refunded 9/01/19 @ 100	1,250,000	1,454,562
5.00%, 9/01/29, Pre-refunded 9/01/19 @ 100	395,000	455,506
5.00%, 9/01/30, Pre-refunded 9/01/19 @ 100	215,000	247,934
Lyon County Public Building Commission, Facilities, Revenue Bonds, 4.00%, 12/01/21, Callable 12/01/18	500,000	540,410
Maize Public Building Commission, Revenue Bonds, 5.20%, 5/01/31, Callable 5/01/16	1,000,000	1,015,500
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGM, 4.63%, 12/01/38, Callable 12/01/17	820,000	856,457
Miami County Unified School District No. 416 Louisburg, School District, GO UT, NATL-RE,
4.00%, 9/01/15	430,000	435,388
4.00%, 9/01/15	470,000	475,720
5.00%, 9/01/20, Pre-refunded 9/01/16 @ 100	1,235,000	1,310,681
Mitchell County Public Building Commission, Medical, Revenue Bonds, AGM, 4.50%, 3/01/28, Callable 3/01/18	430,000	459,958
Overland Park Transportation Development District, Transportation, Revenue Bonds, 5.90%, 4/01/32, Callable 4/01/20	1,000,000	1,106,330
Pawnee County Public Building Commission, Medical, Revenue Bonds, 4.00%, 2/15/31, Callable 2/15/22	145,000	147,319

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 92.0% (continued)
Pratt County Public Building Commission, GO, 3.25%, 12/01/32, Callable 12/01/17	1,150,000	1,111,015
Puerto Rico Electric Power Authority, Power, Revenue Bonds, NATL-RE, 5.00%, 7/01/19	1,000,000	1,056,710
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGC, 5.25%, 7/01/36	385,000	392,789
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGM, 5.50%, 7/01/22	630,000	680,129
Reno County Unified School District No. 308 Hutchinson, School District, GO UT, NATL-RE,
5.00%, 9/01/16	1,000,000	1,059,910
5.00%, 9/01/25, Pre-refunded 9/01/17 @ 100	200,000	218,510
Rice County Unified School District No. 376 Sterling, School District, GO UT, AGC,
5.25%, 9/01/35, Pre-refunded 9/01/19 @ 100	165,000	192,077
5.25%, 9/01/35, Pre-refunded 9/01/19 @ 100	335,000	389,974
Riley County Unified School District No. 383 Manhattan-Ogden, School District, GO UT,
5.00%, 9/01/23, Pre-refunded 9/01/19 @ 100	1,000,000	1,144,120
5.00%, 9/01/27, Pre-refunded 9/01/18 @ 100	1,350,000	1,509,529
Sedgwick County Public Building Commission, Facilities, Revenue Bonds,
5.00%, 8/01/23, Pre-refunded 8/01/18 @ 100	390,000	436,671
5.00%, 8/01/24, Pre-refunded 8/01/18 @ 100	100,000	111,967
5.25%, 8/01/26, Pre-refunded 8/01/18 @ 100	180,000	202,964
5.25%, 8/01/28, Pre-refunded 8/01/18 @ 100	800,000	902,064
Sedgwick County Unified School District No. 259 Wichita, School District, GO UT,
5.00%, 10/01/21, Pre-refunded 10/01/18 @ 100	30,000	33,997
5.00%, 10/01/21, Callable 10/01/18	970,000	1,097,148
Sedgwick County Unified School District No. 261 Haysville, School District, GO UT, AGM,
5.00%, 11/01/19, Pre-refunded 11/01/17 @ 100	980,000	1,084,311
5.00%, 11/01/19, Callable 11/01/17	20,000	22,155
5.00%, 11/01/23, Pre-refunded 11/01/17 @ 100	195,000	215,756
5.00%, 11/01/23, Callable 11/01/17	5,000	5,511
Sedgwick County Unified School District No. 262 Valley Center, School District, GO UT, AGM,
5.00%, 9/01/24, Callable 9/01/18	745,000	832,262
Sedgwick County Unified School District No. 265 Goddard, School District, GO UT, AGC, 4.50%, 10/01/24, Callable 10/01/18	250,000	275,683
Sedgwick County Unified School District No. 266 Maize, School District, GO UT, NATL-RE,
5.00%, 9/01/19, Callable 9/01/17	500,000	548,945
Shawne County Unified School District No. 437 Auburn - Washburn, School District, GO UT,
3.95%, 9/01/28, Callable 9/01/20	825,000	907,137
Sumner County Unified School District No. 353 Wellington, School District, GO UT, BAM, 5.00%,
9/01/26, Callable 9/01/23	230,000	271,628
Topeka Public Building Commission, Facilities, Revenue Bonds, NATL-RE, 5.00%, 6/01/27, Callable 6/01/18	2,355,000	2,638,942
University of Kansas Hospital Authority, Medical, Revenue Bonds,
5.00%, 9/01/21, Pre-refunded 9/01/16 @ 100	55,000	58,370
5.00%, 9/01/21, Callable 9/01/16	1,020,000	1,075,253
5.00%, 9/01/30, Callable 9/01/25	250,000	285,500
5.00%, 9/01/31, Callable 9/01/25	500,000	568,195
Wyandotte County Unified School District No. 204 Bonner Springs-Edwardsville, School District, GO UT, NATL-RE FGIC, 5.00%, 9/01/24, Callable 9/01/15	470,000	476,735
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Callable 3/01/19	800,000	902,984
Wyandotte County-Kansas City Unified Government Utility System Revenue, Utilities, Revenue Bonds, 5.00%, 9/01/32, Callable 9/01/22	1,090,000	1,202,902
Wyandotte County-Kansas City Unified Government, Facilities, GO UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	980,164
Wyandotte County-Kansas City Unified Government, Facilities, Revenue Bonds, NATL-RE, 6.00%, 5/01/15	1,015,000	1,015,000
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,158,190
4.00%, 8/01/30, Callable 8/01/20	500,000	531,035

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 92.0% (continued)
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
4.60%, 10/01/16	35,000	35,663
5.00%, 12/01/21, Callable 6/01/16	330,000	335,471
5.00%, 12/01/23	570,000	669,716
4.88%, 10/01/28, Callable 10/01/16	475,000	476,102
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds,
4.25%, 9/01/23, Callable 3/01/20	500,000	543,060
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,501,253
Total Municipal Bonds (Cost $170,586,375)		181,684,883

	Shares
Short-Term Investments — 7.1%
Money Market Funds — 7.1%
BMO Tax-Free Money Market Fund, Class I, 0.19% (a)	5,000,000	5,000,000
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (a)	8,989,731	8,989,731
Total Short-Term Investments (Cost $13,989,731)		13,989,731

Total Investments (Cost $184,576,106(b)) — 99.1%		$195,674,614

Other assets in excess of liabilities — 0.9%		1,775,741

NET ASSETS — 100.0%		$197,450,355

(a)	Represents the 7 day yield at 4/30/15.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.
BAM — Build America Mutual
COP — Certificate of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)
UT — Unlimited Tax
XLCA — Insured by XL Capital Assurance

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$181,684,883	$—	$181,684,883
Short-Term Investments	13,989,731	—	—	13,989,731
Total Investments	$13,989,731	$181,684,883	$—	$195,674,614

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	April 30, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 2.3%
ARI Fleet Lease Trust 2010-A, Series 2012-B, Class A, 0.48%, 1/15/21, Demand Date 5/15/15 † (a) (b)	244,028	243,637
CAL Funding II Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (b)	300,000	301,901
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 0.74%, 3/25/27, Demand Date 5/26/15 † (a)	3,823	3,538
Home Equity Loan Trust 2003-HS3, Class A2B, 0.47%, 8/25/33, Demand Date 5/26/15 † (a)	7,117	6,642
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 1.90%, 2/25/33, Demand Date 5/25/15 † (a)	16,366	15,853
Total Asset-Backed Securities (Cost $571,379)		571,571

Collateralized Mortgage Obligations — 3.3%
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 2A1, 2.72%, 7/20/32, Callable 5/20/15 †	377	355
Freddie Mac REMICS, Series 2611, Class HD, 5.00%, 5/15/23	138,495	151,055
Government National Mortgage Association, Series 2011-20, Class A, 1.88%, 4/16/32	117,973	118,314
Sequoia Mortgage Trust,
Series 2012-1, Class 2A1, 3.47%, 1/25/42, Callable 11/25/19 †	140,255	143,808
Series 2012-2, Class A2, 3.50%, 4/25/42, Callable 8/25/16 †	166,913	169,442
Series 2013-1, Class 1A1, 1.45%, 2/25/43, Callable 12/25/22 †	241,194	234,181
Total Collateralized Mortgage Obligations (Cost $818,803)		817,155

Commercial Mortgage-Backed Security — 1.3%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1, 1.31%, 8/15/46	311,431	313,104
Total Commercial Mortgage-Backed Security (Cost $311,426)		313,104

Corporate Bonds — 67.4%
Consumer Discretionary — 5.6%
Avon Products, Inc., 2.38%, 3/15/16	150,000	150,000
Constellation Brands, Inc., 7.25%, 5/15/17	175,000	193,353
H.J. Heinz Co., 3.25%, 3/26/19, Callable 5/30/15 †	162,471	162,843
Jarden Corp., 7.50%, 5/01/17	250,000	277,188
L Brands, Inc., 6.90%, 7/15/17	175,000	193,594
Walgreens Boots Alliance, Inc., 0.71%, 5/18/16 †	400,000	400,757
		1,377,735
Energy — 5.3%
Chesapeake Energy Corp., 3.53%, 4/15/19, Callable 6/01/15 †	250,000	240,625
Energy Transfer Partners LP, 6.13%, 2/15/17	300,000	322,941
Enterprise Products Operating LLC, 3.20%, 2/01/16	400,000	406,696
ONEOK Partners LP, 3.25%, 2/01/16, Callable 1/01/16	225,000	227,890
Tesoro Corp., 4.25%, 10/01/17, Callable 9/01/17	100,000	104,000
		1,302,152
Financials — 39.0%
Air Lease Corp., 5.63%, 4/01/17	325,000	348,156
American Express Co., 0.85%, 5/22/18 †	475,000	476,068
American International Group, Inc., 5.60%, 10/18/16	300,000	319,987
Bank of America Corp., 5.75%, 8/15/16	500,000	527,155
BB&T Corp., 1.13%, 6/15/18, Callable 5/15/18 †	300,000	302,989
Capital One Financial Corp., 1.00%, 11/06/15	450,000	450,582
CIT Group, Inc., 5.00%, 5/15/17	250,000	259,375
Citigroup, Inc., 1.96%, 5/15/18 †	475,000	490,229
CNA Financial Corp., 6.50%, 8/15/16	200,000	213,548
DDR Corp., 7.50%, 4/01/17	270,000	298,992

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	April 30, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 67.4% (continued)
Financials — 39.0% (continued)
Duke Realty LP, 5.95%, 2/15/17	27,000	29,123
First Tennessee Bank NA, 5.65%, 4/01/16	250,000	258,262
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	250,000	257,164
General Electric Capital Corp., 0.54%, 5/15/17, Callable 4/13/17 †	250,000	250,778
General Motors Financial Co., Inc., 2.75%, 5/15/16	250,000	253,625
Goldman Sachs Group, Inc. (The), 1.36%, 11/15/18 †	525,000	531,261
Hartford Financial Services Group, Inc., 5.38%, 3/15/17	425,000	455,089
Health Care REIT, Inc., 3.63%, 3/15/16	250,000	255,702
Healthcare Realty Trust, Inc., 6.50%, 1/17/17	300,000	327,455
Highwoods Realty LP, 5.85%, 3/15/17	375,000	404,223
International Lease Finance Corp., 5.75%, 5/15/16	250,000	258,750
Jefferies Group LLC, 5.50%, 3/15/16	375,000	387,110
JPMorgan Chase & Co.,
1.18%, 1/25/18 †	175,000	176,821
7.90%, 4/29/49, Callable 4/30/18 †	225,000	240,188
Lazard Group LLC, 6.85%, 6/15/17	21,000	23,107
Morgan Stanley, 4.75%, 3/22/17	400,000	424,756
Unum Group, 7.13%, 9/30/16	335,000	361,678
Wells Fargo & Co.,
0.91%, 4/23/18 †	175,000	176,517
7.98%, 3/29/49, Callable 3/15/18 †	250,000	276,250
Williams Partners LP / Williams Partners Finance Corp., 7.25%, 2/01/17	250,000	273,652
Willis North America, Inc., 6.20%, 3/28/17	315,000	338,200
		9,646,792
Health Care — 1.8%
Boston Scientific Corp., 5.13%, 1/12/17	200,000	211,736
HCP, Inc., 6.30%, 9/15/16	225,000	240,241
		451,977
Industrials — 5.2%
CNH Capital LLC, 6.25%, 11/01/16	250,000	263,750
Joy Global, Inc., 6.00%, 11/15/16	200,000	213,905
L-3 Communications Corp., 3.95%, 11/15/16	200,000	207,209
Masco Corp., 6.13%, 10/03/16	150,000	159,075
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16	225,000	238,500
RR Donnelley & Sons Co., 8.60%, 8/15/16	200,000	215,750
		1,298,189
Information Technology — 1.8%
Hewlett-Packard Co., 3.00%, 9/15/16	425,000	436,267

Materials — 1.0%
Tyco Electronics Group SA, 6.55%, 10/01/17 (c)	225,000	251,329

Telecommunication Services — 5.3%
AT&T, Inc., 1.00%, 6/30/20 †	450,000	454,173
Frontier Communications Corp., 8.25%, 4/15/17	175,000	194,250
Sprint Communications, Inc., 6.00%, 12/01/16	175,000	182,875
Verizon Communications, Inc., 1.04%, 6/17/19 †	475,000	478,716
		1,310,014
Transportation — 1.4%
Kansas City Southern de Mexico SA de CV, 0.98%, 10/28/16 † (c)	335,000	334,403

Utilities — 1.0%
Dominion Resources, Inc., 7.50%, 6/30/66, Callable 6/30/16 †	250,000	254,025
Total Corporate Bonds (Cost $16,651,604)		16,662,883

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	April 30, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 11.8%
Federal Home Loan Mortgage Corporation — 3.2%
5.00%, Pool #G13198, 3/01/21	81,825	87,103
5.50%, Pool #G14907, 7/01/24	178,092	191,392
5.50%, Pool #C90872, 12/01/24	260,372	295,277
4.00%, Pool #G18343, 3/01/25	209,572	225,286
		799,058
Federal National Mortgage Association — 3.9%
4.50%, Pool #357644, 11/01/19	105,821	110,925
5.00%, Pool #981257, 5/01/23	162,955	176,243
6.00%, Pool #984262, 6/01/23	142,880	159,541
5.50%, Pool #255668, 3/01/25	150,302	169,952
4.50%, Pool #AL0802, 4/01/25	152,927	164,588
6.00%, Pool #AE0265, 8/01/37	154,764	178,148
		959,397
Government National Mortgage Association — 4.7%
6.50%, Pool #781931, 5/15/35	793,887	942,879
6.00%, Pool #677226, 8/15/38	195,766	224,713
		1,167,592
Total U.S. Government Agency Pass-Through Securities (Cost $2,843,343)		2,926,047

U.S. Treasury Obligations — 7.7%
U.S. Treasury Notes — 7.7%
1.25%, 9/30/15	250,000	251,230
2.13%, 12/31/15	575,000	582,457
2.63%, 4/30/16	575,000	588,387
0.88%, 12/31/16	475,000	478,117
Total U.S. Treasury Obligations (Cost $1,900,272)		1,900,191

	Shares
Investment Companies — 2.8%
PowerShares Senior Loan Portfolio ETF	16,000	386,880
SPDR Barclays Short Term High Yield Bond ETF	10,000	293,400
Total Investment Companies (Cost $692,236)		680,280

Preferred Stock — 0.5%
Raymond James Financial, Inc., 6.90%, 3/15/42, Callable 3/15/17	5,000	134,900
Total Preferred Stock (Cost $130,294)		134,900

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	April 30, 2015 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investment — 3.9%
Money Market Fund — 3.9%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (d)	966,292	966,292
Total Short-Term Investment (Cost $966,292)		966,292

Total Investments (Cost $24,885,649(e)) — 101.0%		$24,972,423

Liabilities in excess of other assets — (1.0)%		(241,263)

NET ASSETS — 100.0%		$24,731,160

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 4/30/15.
(a)
The demand date is either (i) that date at which the security next resets is coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is the date used to determine the average maturity for the Fund.

(b)
Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $545,538, or 2.2% of net assets.

(c)	Foreign security incorporated outside the United States.
(d)	Represents the 7 day yield at 4/30/15.
(e)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund
LLC — Limited Liability Company
LP — Limited Partnership
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$571,571	$—	$571,571
Collateralized Mortgage Obligations	—	817,155	—	817,155
Commercial Mortgage Backed Security	—	313,104	—	313,104
Corporate Bonds	—	16,662,883	—	16,662,883
U.S. Govt. Agency Pass-Through Securities	—	2,926,047	—	2,926,047
U.S. Treasury Obligations	—	1,900,191	—	1,900,191
Investment Companies	680,280	—	—	680,280
Preferred Stock	134,900	—	—	134,900
Short-Term Investment	966,292	—	—	966,292
Total Investments	$1,781,472	$23,190,951	$—	$24,972,423

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	April 30, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Security — 1.0%
Santander Drive Auto Receivables Trust 2014-3, Class A3, 0.81%, 7/16/18, Callable 5/15/16	1,135,000	1,134,452
Total Asset-Backed Security (Cost $1,135,088)		1,134,452

Collateralized Mortgage Obligations — 0.4%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.56%, 6/25/34, Callable 2/25/16 †	37,454	38,253
Fannie Mae REMICS,
Series 1994-77, Class FB, 1.68%, 4/25/24, Demand Date 5/25/2015 † (a)	34,003	35,296
Series 2002-44, Class FJ, 1.18%, 4/25/32, Demand Date 5/25/2015 † (a)	34,616	35,721
Series 2002-60, Class FV, 1.18%, 4/25/32, Demand Date 5/25/2015 † (a)	24,968	25,648
Series 2002-66, Class FG, 1.18%, 9/25/32, Demand Date 5/25/2015 † (a)	28,727	29,476
Series 2002-69, Class FA, 1.18%, 10/25/32, Demand Date 5/25/2015 † (a)	25,181	25,852
Series 2003-106, Class FA, 1.08%, 11/25/33, Demand Date 5/25/2015 † (a)	15,164	15,513
Series 2007-88, Class FW, 0.73%, 9/25/37, Demand Date 5/25/2015 † (a)	22,988	23,307
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44, Callable 10/25/18	55,162	64,887
Freddie Mac REMICS, Series 1382, Class KA, 1.33%, 10/15/22, Demand Date 5/25/2015 † (a)	30,463	31,261
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.63%, 3/25/18, Demand Date 5/25/2015 † (a)	17,766	17,382
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.15%, 3/25/33, Callable 5/25/15 †	48,306	48,498
Total Collateralized Mortgage Obligations (Cost $380,376)		391,094

Commercial Mortgage-Backed Securities — 2.2%
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, 5.94%, 6/10/46 †	181,010	186,907
Wells Fargo Commercial Mortgage, Series 2015-C26, Class A1, 1.45%, 2/15/48	1,368,951	1,367,421
Wells Fargo Commercial Mortgage, Series 2015-C27, Class B, 4.14%, 2/15/48	925,000	973,225
Total Commercial Mortgage-Backed Securities (Cost $2,508,987)		2,527,553

Corporate Bonds — 40.2%
Consumer Discretionary — 4.4%
AMC Networks, Inc., 7.75%, 7/15/21, Callable 7/15/16	890,000	974,550
Constellation Brands, Inc., 7.25%, 5/15/17	1,000,000	1,104,875
Hanesbrands, Inc., 6.38%, 12/15/20, Callable 12/15/15	1,000,000	1,062,500
H.J. Heinz Co., 4.25%, 10/15/20, Callable 6/01/15	975,000	1,000,594
Sally Holdings LLC / Sally Capital, Inc., 6.88%, 11/15/19, Callable 11/15/15	950,000	1,009,375
		5,151,894
Energy — 4.5%
Chesapeake Energy Corp., 3.53%, 4/15/19, Callable 6/01/15 †	1,000,000	962,500
Duke Energy Carolinas LLC, 3.75%, 6/01/45, Callable 12/01/44	1,110,000	1,108,706
Kinder Morgan, Inc., 7.00%, 6/15/17	1,000,000	1,097,300
ONEOK Partners LP, 3.80%, 3/15/20, Callable 2/15/20	860,000	887,400
Tesoro Corp., 4.25%, 10/01/17, Callable 9/01/17	1,100,000	1,144,000
		5,199,906
Financials — 22.0%
American Express Co., 0.85%, 5/22/18 †	1,425,000	1,428,203
American International Group, Inc., 5.85%, 1/16/18	350,000	390,200
Bank of America Corp., 5.65%, 5/01/18	1,225,000	1,355,648
Bear Stearns Cos. LLC (The), 7.25%, 2/01/18	500,000	573,519
Boston Properties LP, 5.63%, 11/15/20, Callable 8/15/20	825,000	958,725
CIT Group, Inc., 5.00%, 5/15/17	1,100,000	1,141,250
DDR Corp., 7.88%, 9/01/20	785,000	973,658
First Horizon National Corp., 5.38%, 12/15/15	800,000	820,540
General Electric Capital Corp., 6.75%, 3/15/32	810,000	1,115,851

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	April 30, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 40.2% (continued)
Financials — 22.0% (continued)
General Motors Financial Co., Inc., 4.75%, 8/15/17	1,050,000	1,110,354
Goldman Sachs Group, Inc. (The), 1.36%, 11/15/18 †	1,500,000	1,517,889
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16	1,070,000	1,136,431
HCP, Inc., 2.63%, 2/01/20, Callable 11/01/19	990,000	995,739
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21	920,000	935,632
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.63%, 10/15/21, Callable 10/15/16	890,000	943,400
International Lease Finance Corp., 5.75%, 5/15/16	825,000	853,875
Jefferies Group LLC, 5.13%, 4/13/18	975,000	1,033,026
JPMorgan Chase & Co., 7.90%, 4/29/49, Callable 4/30/18 †	1,000,000	1,067,500
Lazard Group LLC, 6.85%, 6/15/17	149,000	163,949
Morgan Stanley, 4.75%, 3/22/17	1,000,000	1,061,890
Principal Financial Group, Inc., 8.88%, 5/15/19	850,000	1,063,874
Prudential Financial, Inc., 5.38%, 6/21/20	835,000	953,826
SLM Corp., 3.88%, 9/10/15	1,000,000	1,007,750
Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19	610,000	622,857
Unum Group, 5.63%, 9/15/20	765,000	872,571
Wells Fargo & Co., 0.91%, 4/23/18 †	1,350,000	1,361,705
		25,459,862
Industrials — 0.7%
Burlington Northern Santa Fe LLC, 4.15%, 4/01/45, Callable 10/01/44	850,000	860,703

Information Technology — 1.6%
Amkor Technology, Inc., 7.38%, 5/01/18, Callable 6/01/15	1,075,000	1,099,188
Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44	825,000	783,649
		1,882,837
Materials — 2.2%
Dow Chemical Co. (The), 8.55%, 5/15/19	840,000	1,043,865
LyondellBasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 (b)	800,000	880,046
Rock-Tenn Co., 4.45%, 3/01/19	550,000	589,519
		2,513,430
Telecommunication Services — 3.0%
AT&T, Inc., 3.40%, 5/15/25, Callable 2/15/25	1,140,000	1,130,336
CSC Holdings LLC, 8.63%, 2/15/19	625,000	725,375
Time Warner Cable, Inc., 6.75%, 7/01/18	450,000	502,024
Verizon Communications, Inc., 6.55%, 9/15/43	850,000	1,067,369
		3,425,104
Utilities — 1.8%
Enterprise Products Operating LLC, 5.20%, 9/01/20	940,000	1,067,332
Exelon Generation Co. LLC, 6.20%, 10/01/17	900,000	992,732
		2,060,064
Total Corporate Bonds (Cost $45,986,647)		46,553,800

Mortgage Derivatives - IO STRIPS — 0.1%
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	134,142	25,859
Series 386, Class 2, 5.00%, 11/25/37	93,609	18,339
Total Mortgage Derivatives - IO STRIPS (Cost $65,182)		44,198

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	April 30, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 23.2%
Federal Home Loan Mortgage Corporation — 16.2%
6.00%, Pool #J01657, 4/01/21	33,426	35,997
4.50%, Pool #E02698, 6/01/25	416,790	449,055
3.00%, Pool #J19194, 5/01/27	1,593,963	1,677,692
2.40%, Pool #846367, 4/01/29, Demand Date 12/1/2015 † (a)	5,335	5,629
6.50%, Pool #C00742, 4/01/29	162,241	189,942
7.50%, Pool #G01548, 7/01/32	47,325	56,249
6.00%, Pool #G04457, 5/01/38	128,921	148,900
5.00%, Pool #A89640, 11/01/39	699,150	783,510
5.50%, Pool #G05903, 3/01/40	420,772	482,288
4.50%, Pool #C03517, 9/01/40	728,691	794,717
3.50%, Pool #Q08998, 6/01/42	1,187,110	1,244,645
3.50%, Pool #Q11547, 9/01/42	2,163,475	2,268,882
3.50%, Pool #G08554, 10/01/43	2,661,892	2,788,399
4.00%, Pool #C09069, 11/01/44	2,924,010	3,123,542
4.00%, Pool #G08618, 12/01/44	1,219,222	1,302,595
		15,352,042
Federal National Mortgage Association — 9.1%
3.00%, Pool #AJ9355, 1/01/27	1,115,326	1,169,554
3.00%, Pool #AK6784, 3/01/27	847,748	888,993
4.50%, Pool #MA0776, 6/01/31	406,455	445,729
1.99%, Pool #708318, 6/01/33, Demand Date 6/1/2015 † (a)	31,133	31,985
2.23%, Pool #759385, 1/01/34, Demand Date 1/1/2016 † (a)	54,157	57,995
1.93%, Pool #776486, 3/01/34, Demand Date 9/1/2015 † (a)	61,032	64,073
2.63%, Pool #791523, 7/01/34, Demand Date 7/1/2015 † (a)	40,631	42,865
1.89%, Pool #810896, 1/01/35, Demand Date 7/1/2015 † (a)	364,111	381,269
5.00%, Pool #735580, 6/01/35	348,289	389,934
5.50%, Pool #AD0110, 4/01/36	237,259	273,165
7.00%, Pool #979909, 5/01/38	42,061	45,981
6.00%, Pool #AD4941, 6/01/40	202,166	230,964
3.00%, Pool #AU1629, 7/01/43	2,989,058	3,048,148
3.50%, Pool #AY6497, 3/01/45	3,265,710	3,425,550
		10,496,205
Government National Mortgage Association — 0.9%
6.50%, Pool #455165, 7/15/28	164,428	189,808
6.25%, Pool #724720, 4/20/40	27,742	31,634
4.00%, Pool #4853, 11/20/40	750,224	807,896
		1,029,338
Total U.S. Government Agency Pass-Through Securities (Cost $26,231,472)		26,877,585

U.S. Government Agency Security— 1.3%
Federal National Mortgage Association — 1.3%
1.38%, 11/15/16	1,500,000	1,518,942
Total U.S. Government Agency Security (Cost $1,517,208)		1,518,942

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	April 30, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Obligations — 27.8%
U.S. Treasury Bonds — 14.0%
3.88%, 8/15/40	4,525,000	5,500,703
3.00%, 5/15/42	5,025,000	5,277,426
3.63%, 2/15/44	4,650,000	5,477,918
		16,256,047
U.S. Treasury Notes — 13.8%
1.25%, 9/30/15	1,000,000	1,004,922
1.25%, 10/31/15	4,000,000	4,023,280
2.13%, 12/31/15	3,500,000	3,545,391
2.63%, 4/30/16	2,700,000	2,762,859
2.75%, 2/15/24	4,350,000	4,621,536
		15,957,988
Total U.S. Treasury Obligations (Cost $30,978,809)		32,214,035

	Shares
Investment Companies — 1.0%
PowerShares Senior Loan Portfolio	25,000	604,500
SPDR Barclays Short Term High Yield Bond ETF	20,000	586,800
Total Investment Companies (Cost $1,199,510)		1,191,300

Short-Term Investment — 2.9%
Money Market Fund — 2.9%
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	3,380,823	3,380,823
Total Short-Term Investment (Cost $3,380,823)		3,380,823

Total Investments (Cost $113,384,102(d)) — 100.1%		$115,833,782

Liabilities in excess of other assets — (0.1)%		(76,360)

NET ASSETS — 100.0%		$115,757,422

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 4/30/15.
(a)	The demand date is either (i) the date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is used to determine the average maturity for the fund.
(b)	Foreign security incorporated outside the United States.
(c)	Represents the 7 day yield at 4/30/15.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund
IO — Interest Only
LLC — Limited Liability Company
LP — Limited Partnership
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Seperately Traded Registered Interest and Principal of Securities.

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	April 30, 2015 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Security	$—	$1,134,452	$—	$1,134,452
Collateralized Mortgage Obligations	—	391,094	—	391,094
Commercial Mortgage-Backed Securities	—	2,527,553	—	2,527,553
Corporate Bonds	—	46,553,800	—	46,553,800
Investment Companies	1,191,300	—	—	1,191,300
Mortgage Derivatives - IO STRIPS	—	44,198	—	44,198
U.S. Govt. Agency Pass-Through Securities	—	26,877,585	—	26,877,585
U.S. Government Agency Security	—	1,518,942	—	1,518,942
U.S. Treasury Obligations	—	32,214,035	—	32,214,035
Short-Term Investment	3,380,823	—	—	3,380,823
Total Investments	$4,572,123	$111,261,659	$—	$115,833,782

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	April 30, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 100.4%
U.S. Treasury Inflation-Indexed Bonds — 31.7%
2.38%, 1/15/25	6,897,577	8,398,876
2.00%, 1/15/26	1,521,800	1,810,586
2.38%, 1/15/27	12,681,493	15,704,241
1.75%, 1/15/28	1,066,478	1,252,196
3.63%, 4/15/28	2,553,795	3,609,830
2.50%, 1/15/29	12,432,919	15,919,968
2.13%, 2/15/41	713,739	954,514
0.75%, 2/15/42	9,918,821	9,942,071
1.38%, 2/15/44	10,210,879	11,885,299
0.75%, 2/15/45	727,540	732,314
		70,209,895
U.S. Treasury Inflation-Indexed Notes — 68.7%
0.13%, 4/15/16	22,476,864	22,759,578
2.50%, 7/15/16	2,091,780	2,198,003
0.13%, 4/15/17	27,247,330	27,836,989
0.13%, 4/15/18	3,309,748	3,389,648
0.13%, 4/15/19	4,456,987	4,560,402
1.13%, 1/15/21	8,614,986	9,279,959
0.63%, 7/15/21	7,288,960	7,669,925
0.13%, 1/15/22	15,005,272	15,199,875
0.13%, 7/15/22	1,258,338	1,279,376
0.13%, 1/15/23	8,713,548	8,796,596
0.38%, 7/15/23	11,809,184	12,179,142
0.63%, 1/15/24	13,850,141	14,523,175
0.13%, 7/15/24	21,023,055	21,174,169
0.25%, 1/15/25	1,585,376	1,608,166
		152,455,003
Total U.S. Treasury Inflation-Indexed Securities (Cost $218,781,615)		222,664,898

	Shares
Short-Term Investment — 0.0% (a)
Money Market Fund — 0.0% (a)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	52,817	52,817
Total Short-Term Investment (Cost $52,817)		52,817

Total Investments (Cost $218,834,432(c)) — 100.4%		$222,717,715

Liabilities in excess of other assets — (0.4)%		(895,750)

NET ASSETS — 100.0%		$221,821,965

(a)	Rounds to less than 0.05%.
(b)	Represents the 7 day yield at 4/30/15.
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	April 30, 2015 (Unaudited)

			Unrealized
		Notional	Appreciation/
Number of Contracts	Futures Contract	Amount($)	(Depreciation)($)
Futures Contracts — 0.1%
Futures Contracts Purchased — 0.1%
250	June 2015, 5-Year Treasury Note, expiration 6/30/15	30,033,200	170,634
3	June 2015, 10-Year Treasury Note, expiration 6/19/15	385,125	(2,584)
			168,050
Futures Contracts Sold — 0.0% (a)
(24)	June 2015, 2-Year Treasury Note, expiration 6/30/15	(5,262,374)	(1,321)
(20)	June 2015, Long U.S. Treasury Bond, expiration 6/19/15	(3,191,876)	(40,555)
(53)	June 2015, Ultra Long U.S. Treasury Bond, expiration 6/19/15	(8,718,500)	169,225
			127,349
			295,399

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$—	$222,664,898	$—	$222,664,898
Short-Term Investment	52,817	—	—	52,817
Total Investments	$52,817	$222,664,898	$—	$222,717,715

Other Financial Instruments*
Futures Contracts Purchased	$168,050	$—	$—	$168,050
Futures Contracts Sold	127,349	—	—	127,349
Total Other Financial Instruments	$295,399	$—	$—	$295,399

*	Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

See Notes to Financial Statements

American Independence Funds
Statements of Assets and Liabilities
April 30, 2015 (Unaudited)

	Stock Fund	JAForlines Risk- Managed Allocation Fund	International Alpha Strategies Fund		Kansas Tax-Exempt Bond Fund
Assets
Investments, at cost	$27,421,124	$43,384,183	$50,227,082		$184,576,106
Investments, at value	$30,039,669	$45,475,322	$55,861,620		$195,674,614
Interest and dividends receivable	31,762	26	151,718		2,101,524
Receivable for capital shares issued	221	875,695	99,353		192,097
Reclaims receivable	—	—	125,778		—
Receivable from Investment Adviser	343	—	—		—
Prepaid expenses	19,421	6,711	10,637		28,142
Total assets	$30,091,416	$46,357,754	$56,249,106		$197,996,377

Liabilities
Distributions payable	$—	$—	$—		$442,297
Payable for investments purchased	—	2,757,604	—		—
Payable for capital shares redeemed	296,529	26,770	10,652		9,435
Accrued expenses and other payables:
Investment advisory	—	13,160	21,775		29,719
Administration	2,846	4,330	5,735		20,294
Distribution and Service	6,783	16,851	100		3,855
Fund Accounting	740	4,300	4,302		5,703
Trustees	—	217	430		1,749
Other	25,418	16,788	24,524		32,970
Total liabilities	332,316	2,840,020	67,518		546,022
Net Assets	$29,759,100	$43,517,734	$56,181,588		$197,450,355

Composition of Net Assets
Capital	$20,802,860	$41,755,037	$51,430,957		$186,731,502
Accumulated net investment income	43,997	158,143	384,829		73,256
Accumulated net realized gains (losses) from investment transactions	6,293,698	(486,585)	(1,255,177)		(452,911)
Net unrealized appreciation	2,618,545	2,091,139	5,620,979		11,098,508
Net Assets	$29,759,100	$43,517,734	$56,181,588		$197,450,355

Net Assets By Share Class
Institutional Class Shares	$19,358,835	$10,560,440	$56,090,364		$185,772,597
Class A Shares	5,011,046	28,798,233	91,224		10,654,827
Class C Shares	5,389,219	4,159,061	—		1,022,931
Net Assets	$29,759,100	$43,517,734	$56,181,588		$197,450,355

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	2,575,828	962,837	4,769,474		16,664,064
Class A Shares	694,017	2,636,197	7,930		955,555
Class C Shares	736,084	384,178	—		91,759

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$7.52	$10.97	$11.76		$11.15
Class A Shares	$7.22	$10.92	$11.50		$11.15
Class C Shares*	$7.32	$10.83	—		$11.15

Maximum Sales Charge
Class A Shares	5.75%	5.75%	5.75%		4.25%
Class C Shares**	1.00%	1.00%	N/	A	1.00%

Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value, adjusted to the nearest cent)
Class A Shares	$7.66	$11.59	$12.20		$11.64

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
**	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

See Notes to Financial Statements

American Independence Funds
Statements of Assets and Liabilities – (continued)
April 30, 2015 (Unaudited)

	Boyd Watterson Short-Term Enhanced Bond Fund		Boyd Watterson Core Plus Fund		U.S. Inflation- Indexed Fund
Assets
Investments, at cost	$24,885,649		$113,384,102		$218,834,432
Investments, at value	$24,972,423		$115,833,782		$222,717,715
Collateral held at broker	—		—		165,803
Interest and dividends receivable	172,476		838,823		410,892
Receivable for capital shares issued	81,765		348,458		256,846
Receivable for investments sold	—		45		215,282
Receivable from Investment Adviser	6,024		—		—
Variation margin (See Note 8)	—		—		23,078
Prepaid expenses	5,936		13,809		33,288
Total assets	$25,238,624		$117,034,917		$223,822,904

Liabilities
Distributions payable	$9,853		$77,839		$—
Payable for investments purchased	450,000		1,136,626		1,680,515
Payable for capital shares redeemed	22,616		9,843		239,648
Accrued expenses and other payables:
Investment advisory	—		12,125		4,642
Administration	2,518		11,931		23,031
Distribution and Service	—		618		353
Fund Accounting	2,467		2,996		39
Trustees	221		1,056		2,189
Other	19,789		24,461		50,522
Total liabilities	507,464		1,277,495		2,000,939
Net Assets	$24,731,160		$115,757,422		$221,821,965

Composition of Net Assets
Capital	$34,034,742		$112,546,489		$232,988,089
Accumulated (distributions in excess of) net investment income	131,928		(57,870)		(2,670,638)
Accumulated net realized gains (losses) from investment transactions	(9,522,284)		819,123		(12,674,168)
Net unrealized appreciation	86,774		2,449,680		4,178,682
Net Assets	$24,731,160		$115,757,422		$221,821,965

Net Assets By Share Class
Institutional Class Shares	$24,200,626		$113,978,388		$207,325,736
Premier Class Shares	—		—		413,004
Class A Shares	530,534		1,779,034		12,718,896
Class C Shares	—		—		1,364,329
Net Assets	$24,731,160		$115,757,422		$221,821,965

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	2,403,622		10,237,553		19,426,609
Premier Class Shares	—		—		38,814
Class A Shares	52,773		158,657		1,193,773
Class C Shares	—		—		130,442

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$10.07		$11.13		$10.67
Premier Class Shares	$—		$—		$10.64
Class A Shares	$10.05		$11.21		$10.65
Class C Shares*	$—		$—		$10.46

Maximum Sales Charge
Class A Shares	2.25%		4.25%		4.25%
Class C Shares**	N/	A	N/	A	1.00%

Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value, adjusted to the nearest cent)
Class A Shares	$10.28		$11.71		$11.12

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
**	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

See Notes to Financial Statements

American Independence Funds
Statements of Operations
For the Six Months Ended April 30, 2015 (Unaudited)

		JAForlines
		Risk-	International
		Managed	Alpha	Kansas
		Allocation	Strategies	Tax-Exempt
	Stock Fund	Fund	Fund	Bond Fund
Investment Income:
Dividend	$597,575	$888,436	$710,383	$572
Interest	—	—	—	3,570,480
Foreign tax withholding	(735)	—	(69,072)	—
Total Investment Income	596,840	888,436	641,311	3,571,052

Expenses:
Investment advisory	258,913	133,048	218,171	290,703
Administration	32,364	22,175	33,668	121,126
Distribution - Class A Shares	7,865	30,023	145	12,994
Distribution - Class C Shares	24,556	12,269	—	3,979
Service - Class A Shares	7,865	30,023	145	12,990
Service - Class C Shares	8,185	4,090	—	1,327
Accounting	18,397	12,918	24,942	41,687
Audit expenses	11,290	10,293	13,026	12,531
Compliance services	5,616	4,630	5,555	11,909
Custodian	6,029	3,165	12,929	19,310
Insurance	5,926	1,386	3,296	10,844
Legal expenses	6,933	2,795	4,044	15,446
Shareholder Reporting	7,186	2,587	2,700	3,091
State registration expenses	15,203	15,111	6,992	11,504
Transfer Agent	64,085	30,945	12,782	22,572
Trustees	7,268	2,427	3,934	14,350
Other	2,109	1,844	4,736	4,921
Total expenses before fee reductions	489,790	319,729	347,065	611,284
Expenses reduced by: Adviser	(141,021)	(80,382)	(90,894)	(114,869)
Distributor	(3,707)	(14,376)	—	(5,714)
Net Expenses	345,062	224,971	256,171	490,701

Net Investment Income	251,778	663,465	385,140	3,080,351

Realized and unrealized gains (losses) on investments, futures, options, and foreign currency transactions:
Net realized gains (losses) from investment transactions	6,467,686	57,921	(1,094,749)	(51,312)
Long term realized gain distributions from underlying funds	—	—	—	1,382
Net realized (losses) from foreign currency transactions	—	—	(55,403)	—
Net change in unrealized appreciation/depreciation from investments	(5,538,865)	999,030	3,363,099	(171,155)
Net change in unrealized appreciation/depreciation from foreign currency translation	—	—	14,905	—
Net realized and unrealized gains (losses)	928,821	1,056,951	2,227,852	(221,085)

Net Increase in Net Assets Resulting from Operations	$1,180,599	$1,720,416	$2,612,992	$2,859,266

See Notes to Financial Statements

American Independence Funds
Statements of Operations – (continued)
For the Six Months Ended April 30, 2015 (Unaudited)

	Boyd
	Watterson	Boyd
	Short-Term	Watterson
	Enhanced	Core Plus	U.S. Inflation-
	Bond Fund	Fund	Indexed Fund
Investment Income:
Dividend	$16,366	$11,962	$210
Interest	204,427	1,311,297	(2,283,482)
Other income	—	1,119	—
Total Investment Income (Loss)	220,793	1,324,378	(2,283,272)

Expenses:
Investment advisory	48,424	220,091	439,292
Administration	15,133	68,778	137,279
Distribution - Class A Shares	724	2,304	16,251
Distribution - Class C Shares	—	—	4,669
Service - Class A Shares	724	2,304	16,251
Service - Class C Shares	—	—	1,556
Service - Premier Class Shares	—	—	217
Accounting	23,852	26,722	26,280
Audit expenses	11,537	12,035	12,282
Compliance services	4,263	8,074	13,192
Custodian	4,465	10,787	17,606
Insurance	1,394	5,671	12,357
Legal expenses	1,932	8,873	17,848
Shareholder Reporting	2,188	2,802	5,322
State registration expenses	7,827	9,500	18,150
Transfer Agent	12,333	12,596	38,271
Trustees	1,807	8,043	16,430
Other	1,433	3,079	5,798
Total expenses before fee reductions	138,036	401,659	799,051
Expenses reduced by: Adviser	(82,112)	(149,448)	(408,675)
Distributor	(724)	(1,382)	(3,251)
Net Expenses	55,200	250,829	387,125

Net Investment Income (Loss)	165,593	1,073,549	(2,670,397)

Realized and unrealized gains (losses) on investments, futures, options, and foreign currency transactions:
Net realized gains from investment transactions	7,963	831,198	2,322,715
Net realized (losses) from futures contracts	—	—	(757,577)
Net change in unrealized appreciation/depreciation from investments	31,709	289,180	3,386,513
Net change in unrealized appreciation/depreciation from futures contracts	—	—	490,220
Net realized and unrealized gains	39,672	1,120,378	5,441,871

Net Increase in Net Assets Resulting from Operations	$205,265	$2,193,927	$2,771,474

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets

	Stock Fund		JAForlines Risk-Managed Allocation Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Investment Operations:
Net investment income (loss)	$251,778	$618,539	$663,465	$416,001
Net realized gains (losses)	6,467,686	31,343,868	57,921	(533,600)
Net change in unrealized appreciation/depreciation	(5,538,865)	(19,373,614)	999,030	1,096,834
Net increase in net assets resulting from operations	1,180,599	12,588,793	1,720,416	979,235

Distributions:
From net investment income:
Institutional Class Shares	(397,541)	(692,061)	(198,173)	(1,791)
Class A Shares	(89,052)	(105,738)	(620,892)	(30,739)
Class C Shares	(86,312)	(38,853)	(72,167)	(1,403)
From net realized gains:
Institutional Class Shares	(23,762,756)	(24,357,657)	—	—
Class A Shares	(3,747,556)	(3,064,418)	—	—
Class C Shares	(3,914,057)	(1,407,700)	—	—
Decrease in net assets from distributions	(31,997,274)	(29,666,427)	(891,232)	(33,933)
Net increase (decrease) in net assets from capital transactions	(44,197,713)	(56,173,877)	11,713,467	19,218,766
Total increase (decrease) in net assets	(75,014,388)	(73,251,511)	12,542,651	20,164,068

Net Assets:
Beginning of period	104,773,488	178,024,999	30,975,083	10,811,015
End of period	$29,759,100	$104,773,488	$43,517,734	$30,975,083
Accumulated (distributions in excess of) net investment income	$43,997	$365,124	$158,143	$385,910

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$1,589,942	$19,229,244	$6,890,089	$6,511,224
Dividends reinvested	22,925,146	21,932,734	156,104	1,518
Cost of shares redeemed	(70,755,355)	(88,310,233)	(3,007,572)	(7,219,934)
Institutional Class Shares capital transactions	(46,240,267)	(47,148,255)	4,038,621	(707,192)

Class A Shares
Proceeds from shares issued	555,136	1,592,508	10,788,383	23,323,978
Dividends reinvested	3,540,056	3,036,612	254,878	4,441
Cost of shares redeemed	(3,650,333)	(13,286,803)	(4,490,980)	(6,290,806)
Class A Shares capital transactions	444,859	(8,657,683)	6,552,281	17,037,613

Class C Shares
Proceeds from shares issued	504,493	813,416	1,276,139	2,987,434
Dividends reinvested	3,794,416	1,375,893	58,491	1,151
Cost of shares redeemed	(2,701,214)	(2,557,248)	(212,065)	(100,240)
Class C Shares capital transactions	1,597,695	(367,939)	1,122,565	2,888,345
Net increase (decrease) in net assets from capital transactions	$(44,197,713)	$(56,173,877)	$11,713,467	$19,218,766

Share Transactions:
Institutional Class Shares
Issued	191,373	1,328,802	633,557	623,900
Reinvested	3,091,809	1,597,516	14,744	147
Redeemed	(6,729,280)	(6,181,158)	(277,621)	(713,170)
Change in Institutional Class Shares	(3,446,098)	(3,254,840)	370,680	(89,123)

Class A Shares
Issued	78,265	109,289	993,839	2,259,827
Reinvested	496,384	224,684	24,219	431
Redeemed	(442,310)	(931,146)	(417,582)	(605,436)
Change in Class A Shares	132,339	(597,173)	600,476	1,654,822

Class C Shares
Issued	47,381	55,650	118,085	289,864
Reinvested	524,225	100,554	5,617	112
Redeemed	(352,296)	(175,776)	(19,929)	(9,671)
Change in Class C Shares	219,310	(19,572)	103,773	280,305

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets - (continued)

	International Alpha
	Strategies Fund		Kansas Tax-Exempt Bond Fund
	Six Months		Six Months
	Ended		Ended
	April 30, 2015	Year Ended	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014	(Unaudited)	October 31, 2014
Investment Operations:
Net investment income (loss)	$385,140	$1,303,325	$3,080,351	$7,078,691
Net realized gains (losses)	(1,150,152)	3,301,815	(49,930)	(51,285)
Net change in unrealized appreciation/depreciation	3,378,004	(5,108,360)	(171,155)	6,793,700
Net increase (decrease) in net assets resulting from operations	2,612,992	(503,220)	2,859,266	13,821,106
Distributions:
From net investment income:
Institutional Class Shares	(1,163,028)	(1,616,175)	(2,923,749)	(6,756,853)
Class A Shares	(2,886)	(5,419)	(146,287)	(293,956)
Class C Shares	—	—	(11,697)	(27,882)
From net realized gains:
Institutional Class Shares	(3,280,880)	(1,501,620)	—	—
Class A Shares	(8,594)	(5,199)	—	—
Decrease in net assets from distributions	(4,455,388)	(3,128,413)	(3,081,733)	(7,078,691)
Net increase (decrease) in net assets from capital transactions	3,546,611	(4,665,491)	2,899,538	(55,477,046)
Total increase (decrease) in net assets	1,704,215	(8,297,124)	2,677,071	(48,734,631)
Net Assets:
Beginning of period	54,477,373	62,774,497	194,773,284	243,507,915
End of period	$56,181,588	$54,477,373	$197,450,355	$194,773,284
Accumulated (distributions in excess of) net investment income	$384,829	$1,165,603	$73,256	$74,638

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$4,536,319	$6,788,806	$11,756,205	$22,613,683
Dividends reinvested	2,930,308	1,806,476	288,069	508,950
Cost of shares redeemed	(3,859,149)	(13,218,290)	(9,486,697)	(78,585,390)
Institutional Class Shares capital transactions	3,607,478	(4,623,008)	2,557,577	(55,462,757)

Class A Shares
Proceeds from shares issued	6,555	14,265	508,697	384,674
Dividends reinvested	11,120	10,611	116,256	233,650
Cost of shares redeemed	(78,542)	(67,359)	(142,579)	(568,689)
Class A Shares capital transactions	(60,867)	(42,483)	482,374	49,635

Class C Shares
Proceeds from shares issued	—	—	145,250	174,640
Dividends reinvested	—	—	8,437	25,643
Cost of shares redeemed	—	—	(294,100)	(264,207)
Class C Shares capital transactions	—	—	(140,413)	(63,924)
Net increase (decrease) in net assets from capital transactions	$3,546,611	$(4,665,491)	$2,899,538	$(55,477,046)

Share Transactions:
Institutional Class Shares
Issued	398,452	536,720	1,049,872	2,066,447
Reinvested	261,035	144,923	25,709	46,360
Redeemed	(339,051)	(1,047,805)	(847,189)	(7,206,449)
Change in Institutional Class Shares	320,436	(366,162)	228,392	(5,093,642)

Class A Shares
Issued	584	1,140	45,401	34,797
Reinvested	1,013	861	10,376	21,301
Redeemed	(7,045)	(5,319)	(12,737)	(52,301)
Change in Class A Shares	(5,448)	(3,318)	43,040	3,797

Class C Shares
Issued	—	—	12,984	15,985
Reinvested	—	—	753	2,339
Redeemed	—	—	(26,261)	(24,227)
Change in Class C Shares	—	—	(12,524)	(5,903)

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets - (continued)

	Boyd Watterson Short-Term		Boyd Watterson
	Enhanced Bond Fund		Core Plus Fund
	Six Months		Six Months
	Ended		Ended
	April 30, 2015	Year Ended	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014	(Unaudited)	October 31, 2014
Investment Operations:
Net investment income (loss)	$165,593	$322,672	$1,073,549	$2,368,029
Net realized gains (losses)	7,963	18,115	831,198	756,133
Net change in unrealized appreciation/depreciation	31,709	(19,609)	289,180	1,101,045
Net increase in net assets resulting from operations	205,265	321,178	2,193,927	4,225,207

Distributions:
From net investment income:
Institutional Class Shares	(198,398)	(409,171)	(1,118,693)	(2,438,937)
Class A Shares	(4,155)	(21,980)	(15,850)	(31,698)
From net realized gains:
Institutional Class Shares	—	—	(625,565)	(157,903)
Class A Shares	—	—	(9,516)	(2,152)
Decrease in net assets from distributions	(202,553)	(431,151)	(1,769,624)	(2,630,690)

Net increase (decrease) in net assets from capital transactions	(92,979)	(436,065)	12,432,083	(6,163,219)
Total increase (decrease) in net assets	(90,267)	(546,038)	12,856,386	(4,568,702)

Net Assets:
Beginning of period	24,821,427	25,367,465	102,901,036	107,469,738
End of period	$24,731,160	$24,821,427	$115,757,422	$102,901,036
Accumulated (distributions in excess of) net investment income	$131,928	$168,888	$(57,870)	$3,124

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$1,638,579	$9,125,455	$17,734,983	$13,649,615
Dividends reinvested	138,108	263,499	1,202,062	1,617,551
Cost of shares redeemed	(1,746,959)	(10,141,320)	(6,636,238)	(21,618,778)
Institutional Class Shares capital transactions	29,728	(752,366)	12,300,807	(6,351,612)

Class A Shares
Proceeds from shares issued	1,616	3,115,458	368,663	157,951
Dividends reinvested	515	4,073	25,364	33,854
Cost of shares redeemed	(124,838)	(2,803,230)	(262,751)	(3,412)
Class A Shares capital transactions	(122,707)	316,301	131,276	188,393

Net increase (decrease) in net assets from capital transactions	$(92,979)	$(436,065)	$12,432,083	$(6,163,219)

Share Transactions:
Institutional Class Shares
Issued	162,857	901,834	1,590,504	1,246,276
Reinvested	13,734	26,090	107,956	147,674
Redeemed	(173,798)	(1,004,353)	(593,414)	(1,973,641)
Change in Institutional Class Shares	2,793	(76,429)	1,105,046	(579,691)

Class A Shares
Issued	161	308,695	33,123	14,409
Reinvested	51	403	2,260	3,067
Redeemed	(12,454)	(277,077)	(23,287)	(308)
Change in Class A Shares	(12,242)	32,021	12,096	17,168

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets - (continued)

	U.S. Inflation-Indexed Fund
	Six Months
	Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Investment Operations:
Net investment income (loss)	$(2,670,397)	$2,162,816
Net realized gains (losses)	1,565,138	(10,721,933)
Net change in unrealized appreciation/depreciation	3,876,733	10,273,172
Net increase in net assets resulting from operations	2,771,474	1,714,055

Distributions:
From net investment income:
Institutional Class Shares	(237,166)	(2,094,564)
Premier Class Shares	(237)	(849)
Class A Shares	(15,376)	(94,513)
Class C Shares	(1,410)	(1,289)
Decrease in net assets from distributions	(254,189)	(2,191,215)

Net increase (decrease) in net assets from capital transactions	(5,429,939)	(92,705,398)
Total increase (decrease) in net assets	(2,912,654)	(93,182,558)

Net Assets:
Beginning of period	224,734,619	317,917,177
End of period	$221,821,965	$224,734,619
Accumulated (distributions in excess of) net investment income	$(2,670,638)	$253,948

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$19,374,592	$66,597,574
Dividends reinvested	235,724	2,082,131
Cost of shares redeemed	(24,104,059)	(155,615,481)
Institutional Class Shares capital transactions	(4,493,743)	(86,935,776)

Premier Class Shares
Proceeds from shares issued	246,939	215,192
Dividends reinvested	227	766
Cost of shares redeemed	(51,868)	(14,081)
Premier Class Shares capital transactions	195,298	201,877

Class A Shares
Proceeds from shares issued	928,716	3,849,289
Dividends reinvested	14,959	91,516
Cost of shares redeemed	(2,212,655)	(8,933,645)
Class A Shares capital transactions	(1,268,980)	(4,992,840)

Class C Shares
Proceeds from shares issued	270,479	354,067
Dividends reinvested	1,076	909
Cost of shares redeemed	(134,069)	(1,333,635)
Class C Shares capital transactions	137,486	(978,659)

Net increase (decrease) in net assets from capital transactions	$(5,429,939)	$(92,705,398)

See Notes to Financial Statements

American Independence Funds
Statements of Changes in Net Assets - (continued)

	U.S. Inflation-Indexed Fund
	Six Months
	Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Share Transactions:
Institutional Class Shares
Issued	1,834,476	6,354,224
Reinvested	22,579	195,125
Redeemed	(2,280,661)	(14,935,560)
Change in Institutional Class Shares	(423,606)	(8,386,211)

Premier Class Shares
Issued	23,455	20,316
Reinvested	22	72
Redeemed	(4,884)	(1,354)
Change in Premier Class Shares	18,593	19,034

Class A Shares
Issued	87,974	364,526
Reinvested	1,433	8,522
Redeemed	(209,908)	(851,417)
Change in Class A Shares	(120,501)	(478,369)

Class C Shares
Issued	26,035	34,057
Reinvested	105	86
Redeemed	(12,931)	(129,685)
Change in Class C Shares	13,209	(95,542)

See Notes to Financial Statements

American Independence Funds
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)		Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
Stock Fund

Institutional Class Shares
For the six months ended
4/30/2015 (unaudited)	$14.79	$0.06 +	$0.37	+	$0.43	$(0.10)	$(7.60)	$(7.70)	$7.52
For the year ended
10/31/2014	$16.25	$0.11	$1.19		$1.30	$(0.09)	$(2.67)	$(2.76)	$14.79
10/31/2013	$14.89	$0.09	$3.42		$3.51	$(0.07)	$(2.08)	$(2.15)	$16.25
10/31/2012	$13.58	$0.10	$1.45		$1.55	$(0.06)	$(0.18)	$(0.24)	$14.89
10/31/2011	$14.14	$0.06	$0.28		$0.34	$(0.04)	$(0.86)	$(0.90)	$13.58
10/31/2010	$11.93	$0.06	$2.26		$2.32	$(0.11)	$—	$(0.11)	$14.14

Class A Shares
For the six months ended
4/30/2015 (unaudited)	$14.52	$0.02 +	$0.37	+	$0.39	$(0.09)	$(7.60)	$(7.69)	$7.22
For the year ended
10/31/2014	$16.04	$0.00 ^	$1.23		$1.23	$(0.08)	$(2.67)	$(2.75)	$14.52
10/31/2013	$14.76	$0.05	$3.37		$3.42	$(0.06)	$(2.08)	$(2.14)	$16.04
10/31/2012	$13.47	$0.07	$1.42		$1.49	$(0.02)	$(0.18)	$(0.20)	$14.76
10/31/2011	$14.04	$0.01	$0.30		$0.31	$(0.02)	$(0.86)	$(0.88)	$13.47
10/31/2010	$11.85	$0.01	$2.26		$2.27	$(0.08)	$—	$(0.08)	$14.04

Class C Shares
For the six months ended
4/30/2015 (unaudited)	$14.63	$(0.01)+	$0.39	+	$0.38	$(0.09)	$(7.60)	$(7.69)	$7.32
For the year ended
10/31/2014	$16.22	$(0.08)	$1.22		$1.14	$(0.06)	$(2.67)	$(2.73)	$14.63
10/31/2013	$14.98	$(0.06)	$3.42		$3.36	$(0.04)	$(2.08)	$(2.12)	$16.22
10/31/2012	$13.73	$(0.05)	$1.48		$1.43	$—	$(0.18)	$(0.18)	$14.98
10/31/2011	$14.38	$(0.07)	$0.28		$0.21	$(0.00) ^	$(0.86)	$(0.86)	$13.73
10/31/2010	$12.18	$(0.06)	$2.29		$2.23	$(0.03)	$—	$(0.03)	$14.38

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
^	Rounds to less than $0.01.
+	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000’s)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income (loss) to average net assets**	Portfolio turnover rate(b)*

4.30%	$19,359	1.16%	1.71%	1.24%	40%

9.42%	$89,056	1.16%	1.45%	0.57%	226%
27.35%	$150,731	1.16%	1.40%	0.67%	203%
11.70%	$126,845	1.16%	1.48%	0.67%	252%
2.27%	$122,738	1.13%	1.42%	0.48%	225%
19.53%	$105,832	1.03%	1.46%	0.51%	181%

4.08%	$5,011	1.54%	2.20%	0.48%	40%

9.07%	$8,154	1.54%	1.96%	0.17%	226%
26.93%	$18,592	1.48%	1.90%	0.35%	203%
11.27%	$18,345	1.48%	1.98%	0.36%	252%
2.02%	$21,428	1.42%	1.79%	0.14%	225%
19.19%	$7,962	1.37%	1.80%	0.18%	181%

3.78%	$5,389	2.16%	2.71%	(0.17%)	40%

8.32%	$7,563	2.16%	2.45%	(0.45%)	226%
26.04%	$8,702	2.16%	2.40%	(0.31%)	203%
10.58%	$9,126	2.16%	2.48%	(0.32%)	252%
1.27%	$11,454	2.14%	2.43%	(0.60%)	225%
18.34%	$2,598	2.04%	2.47%	(0.49%)	181%

See Notes to Financial Statements

American Independence Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations					Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized and unrealized gains (losses)		Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
JAForlines Risk-Managed Allocation Fund

Institutional Class Shares
For the six months ended
4/30/2015 (unaudited)	$10.69	$0.21		$0.36		$0.57	$(0.29)	$—	$(0.29)	$10.97
For the year ended
10/31/2014	$10.18	$0.21	+	$0.35	+	$0.56	$(0.05)	$—	$(0.05)	$10.69
For the period from
9/20/2013 (c) thru 10/31/2013	$10.00	$0.01		$0.17		$0.18	$—	$—	$—	$10.18

Class A Shares
For the six months ended
4/30/2015 (unaudited)	$10.65	$0.18		$0.37		$0.55	$(0.28)	$—	$(0.28)	$10.92
For the year ended
10/31/2014	$10.18	$0.24	+	$0.27	+	$0.51	$(0.04)	$—	$(0.04)	$10.65
For the period from
9/20/2013 (c) thru 10/31/2013	$10.00	$—		$0.18		$0.18	$—	$—	$—	$10.18

Class C Shares
For the six months ended
4/30/2015 (unaudited)	$10.56	$0.15		$0.37		$0.52	$(0.25)	$—	$(0.25)	$10.83
For the year ended
10/31/2014	$10.17	$0.19	+	$0.25	+	$0.44	$(0.05)	$—	$(0.05)	$10.56
For the period from
9/20/2013 (c) thru 10/31/2013	$10.00	$—		$0.17		$0.17	$—	$—	$—	$10.17

International Alpha Strategies Fund

Institutional Class Shares
For the six months ended
4/30/2015 (unaudited)	$12.21	$0.08	+	$0.44	+	$0.52	$(0.24)	$(0.73)	$(0.97)	$11.76
For the year ended
10/31/2014	$12.99	$0.23	+	$(0.37	)+	$(0.14)	$(0.33)	$(0.31)	$(0.64)	$12.21
10/31/2013	$11.10	$0.29		$1.92		$2.21	$(0.32)	$—	$(0.32)	$12.99
10/31/2012	$10.70	$0.29		$0.26		$0.55	$(0.15)	$—	$(0.15)	$11.10
10/31/2011	$11.19	$0.24		$(0.71)		$(0.47)	$(0.02)	$—	$(0.02)	$10.70
10/31/2010	$10.81	$0.16		$0.34		$0.50	$(0.12)	$—	$(0.12)	$11.19

Class A Shares
For the six months ended
4/30/2015 (unaudited)	$11.98	$0.04	+	$0.44	+	$0.48	$(0.23)	$(0.73)	$(0.96)	$11.50
For the year ended
10/31/2014	$12.81	$0.16	+	$(0.36	)+	$(0.20)	$(0.32)	$(0.31)	$(0.63)	$11.98
10/31/2013	$10.99	$0.22	+	$1.91	+	$2.13	$(0.31)	$—	$(0.31)	$12.81
10/31/2012	$10.61	$0.21		$0.28		$0.49	$(0.11)	$—	$(0.11)	$10.99
10/31/2011	$11.13	$0.16		$(0.68)		$(0.52)	$—	$—	$—	$10.61
10/31/2010	$10.77	$0.11		$0.33		$0.44	$(0.08)	$—	$(0.08)	$11.13

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
+	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000’s)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income (loss) to average net assets**		Portfolio turnover rate(b)*

5.46%	$10,561	0.92%	1.37%	4.15%		59%

5.52%	$6,329	0.90%	1.73%	2.00%		166%

1.80%	$6,934	0.90%	10.18%	6.14	%***	19%

5.24%	$28,798	1.30%	1.87%	3.70%		59%

5.07%	$21,684	1.28%	2.23%	2.32%		166%

1.80%	$3,876	1.28%	10.77%	0.25%		19%

5.02%	$4,159	1.92%	2.37%	3.01%		59%

4.32%	$2,962	1.90%	2.73%	1.87%		166%

1.70%	$1	1.90%	11.36%	0.06%		19%

4.80%	$56,090	0.95%	1.29%	1.43%		16%

(1.10%)	$54,317	0.95%	1.30%	1.83%		77%
20.30%	$62,561	0.95%	1.30%	2.42%		107%
5.30%	$55,169	0.95%	1.25%	2.73%		88%
(4.23%)	$50,158	1.05%	1.17%	1.90%		149%
4.67%	$92,066	1.13%	1.23%	1.55%		439%

4.53%	$91	1.45%	1.79%	0.65%		16%

(1.61%)	$160	1.45%	1.80%	1.31%		77%
19.75%	$214	1.45%	1.80%	1.85%		107%
4.69%	$89	1.45%	1.75%	1.98%		88%
(4.67%)	$144	1.48%	1.60%	1.50%		149%
4.07%	$131	1.63%	1.73%	1.05%		439%

*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
***	Due to the short life of the Fund and significant cash inflows in the Institutional Class at the end of the year, the ratio of net investment income is not indicative of future results.
+	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements

American Independence Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations			Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
Kansas Tax-Exempt Bond Fund

Institutional Class Shares
For the six months ended
4/30/2015 (unaudited)	$11.16	$0.18	$(0.01)	$0.17	$(0.18)	$—	$(0.18)	$11.15
For the year ended
10/31/2014	$10.80	$0.37	$0.36	$0.73	$(0.37)	$—	$(0.37)	$11.16
10/31/2013	$11.28	$0.35	$(0.48)	$(0.13)	$(0.35)	$—	$(0.35)	$10.80
10/31/2012	$10.95	$0.36	$0.33	$0.69	$(0.36)	$—	$(0.36)	$11.28
10/31/2011	$10.96	$0.37	$(0.01)	$0.36	$(0.37)	$—	$(0.37)	$10.95
10/31/2010	$10.73	$0.38	$0.23	$0.61	$(0.38)	$—	$(0.38)	$10.96

Class A Shares
For the six months ended
4/30/2015 (unaudited)	$11.16	$0.16	$(0.01)	$0.15	$(0.16)	$—	$(0.16)	$11.15
For the year ended
10/31/2014	$10.80	$0.33	$0.36	$0.69	$(0.33)	$—	$(0.33)	$11.16
10/31/2013	$11.28	$0.31	$(0.48)	$(0.17)	$(0.31)	$—	$(0.31)	$10.80
10/31/2012	$10.95	$0.32	$0.33	$0.65	$(0.32)	$—	$(0.32)	$11.28
10/31/2011	$10.96	$0.33	$(0.01)	$0.32	$(0.33)	$—	$(0.33)	$10.95
10/31/2010	$10.72	$0.35	$0.24	$0.59	$(0.35)	$—	$(0.35)	$10.96

Class C Shares
For the six months ended
4/30/2015 (unaudited)	$11.16	$0.12	$(0.01)	$0.11	$(0.12)	$—	$(0.12)	$11.15
For the year ended
10/31/2014	$10.80	$0.26	$0.36	$0.62	$(0.26)	$—	$(0.26)	$11.16
10/31/2013	$11.28	$0.24	$(0.48)	$(0.24)	$(0.24)	$—	$(0.24)	$10.80
10/31/2012	$10.95	$0.25	$0.33	$0.58	$(0.25)	$—	$(0.25)	$11.28
10/31/2011	$10.96	$0.27	$(0.01)	$0.26	$(0.27)	$—	$(0.27)	$10.95
10/31/2010	$10.73	$0.29	$0.23	$0.52	$(0.29)	$—	$(0.29)	$10.96

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000’s)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income (loss) to average net assets**	Portfolio turnover rate(b)*

1.51%	$185,773	0.48%	0.60%	3.21%	2%

6.89%	$183,423	0.48%	0.58%	3.39%	1%
(1.13%)	$232,502	0.48%	0.55%	3.20%	8%
6.42%	$303,660	0.48%	0.54%	3.26%	13%
3.44%	$274,606	0.45%	0.54%	3.48%	8%
5.82%	$276,535	0.40%	0.56%	3.53%	8%

1.31%	$10,655	0.87%	1.10%	2.81%	2%

6.47%	$10,186	0.87%	1.08%	3.00%	1%
(1.52%)	$9,815	0.87%	1.05%	2.82%	8%
6.01%	$10,518	0.87%	1.04%	2.87%	13%
3.03%	$9,244	0.84%	1.04%	3.06%	8%
5.56%	$5,881	0.80%	1.06%	3.13%	8%

1.01%	$1,023	1.48%	1.60%	2.20%	2%

5.83%	$1,164	1.48%	1.58%	2.38%	1%
(2.11%)	$1,190	1.48%	1.55%	2.21%	8%
5.36%	$2,229	1.48%	1.54%	2.24%	13%
2.41%	$1,573	1.45%	1.54%	2.44%	8%
4.90%	$1,035	1.40%	1.56%	2.53%	8%

See Notes to Financial Statements

American Independence Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income		Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
Boyd Watterson Short-Term Enhanced Bond Fund

Institutional Class Shares
For the six months ended
4/30/2015 (unaudited)	$10.07	$0.07		$0.01	$0.08	$(0.08)	$—	$(0.08)	$10.07
For the year ended
10/31/2014	$10.11	$0.14	+	$0.01 +	$0.15	$(0.19)	$—	$(0.19)	$10.07
10/31/2013	$10.22	$0.06	+	$(0.03)+	$0.03	$(0.14)	$—	$(0.14)	$10.11
10/31/2012	$10.12	$0.10		$0.14	$0.24	$(0.14)	$—	$(0.14)	$10.22
10/31/2011	$10.17	$0.09		$(0.04)	$0.05	$(0.10)	$—	$(0.10)	$10.12
10/31/2010	$9.87	$0.17		$0.30	$0.47	$(0.17)	$—	$(0.17)	$10.17

Class A Shares
For the six months ended
4/30/2015 (unaudited)	$10.05	$0.07		$0.00 ^	$0.07	$(0.07)	$—	$(0.07)	$10.05
For the year ended
10/31/2014	$10.10	$0.12	+	$(0.01)+	$0.11	$(0.16)	$—	$(0.16)	$10.05
10/31/2013	$10.20	$0.05	+	$(0.03)+	$0.02	$(0.12)	$—	$(0.12)	$10.10
10/31/2012	$10.12	$0.07		$0.12	$0.19	$(0.11)	$—	$(0.11)	$10.20
10/31/2011	$10.16	$0.06		$(0.02)	$0.04	$(0.08)	$—	$(0.08)	$10.12
10/31/2010	$9.86	$0.14		$0.31	$0.45	$(0.15)	$—	$(0.15)	$10.16

Boyd Watterson Core Plus Fund

Institutional Class Shares
For the six months ended
4/30/2015 (unaudited)	$11.09	$0.11		$0.11	$0.22	$(0.11)	$(0.07)	$(0.18)	$11.13
For the year ended
10/31/2014	$10.92	$0.25		$0.20	$0.45	$(0.26)	$(0.02)	$(0.28)	$11.09
10/31/2013	$11.32	$0.27		$(0.30)	$(0.03)	$(0.29)	$(0.08)	$(0.37)	$10.92
10/31/2012	$11.00	$0.30		$0.36	$0.66	$(0.34)	$—	$(0.34)	$11.32
10/31/2011	$11.35	$0.32		$(0.03)	$0.29	$(0.36)	$(0.28)	$(0.64)	$11.00
10/31/2010	$11.07	$0.36		$0.56	$0.92	$(0.40)	$(0.24)	$(0.64)	$11.35

Class A Shares
For the six months ended
4/30/2015 (unaudited)	$11.17	$0.10		$0.11	$0.21	$(0.10)	$(0.07)	$(0.17)	$11.21
For the year ended
10/31/2014	$11.00	$0.21		$0.20	$0.41	$(0.22)	$(0.02)	$(0.24)	$11.17
10/31/2013	$11.40	$0.23		$(0.29)	$(0.06)	$(0.26)	$(0.08)	$(0.34)	$11.00
10/31/2012	$11.08	$0.27		$0.35	$0.62	$(0.30)	$—	$(0.30)	$11.40
10/31/2011	$11.42	$0.28		$(0.02)	$0.26	$(0.32)	$(0.28)	$(0.60)	$11.08
10/31/2010	$11.13	$0.37		$0.53	$0.90	$(0.37)	$(0.24)	$(0.61)	$11.42

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
^	Rounds to less than $0.01.
+	Caculated based on average shares outstanding during the period.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000’s)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income to average net assets**	Portfolio turnover rate(b)*

0.84%	$24,201	0.45%	1.13%	1.37%	19%

1.46%	$24,168	0.45%	1.13%	1.39%	95%
0.33%	$25,034	0.45%	0.75%	0.61%	57%
2.35%	$76,791	0.45%	0.71%	0.92%	199%
0.52%	$95,499	0.45%	0.68%	0.88%	254%
4.83%	$122,844	0.45%	0.68%	1.68%	52%

0.71%	$531	0.70%	1.63%	1.13%	19%

1.10%	$653	0.70%	1.63%	1.16%	95%
0.17%	$333	0.70%	1.25%	0.51%	57%
1.89%	$189	0.70%	1.21%	0.65%	199%
0.36%	$12	0.70%	1.18%	0.66%	254%
4.60%	$25	0.70%	1.18%	1.43%	52%

2.00%	$113,978	0.45%	0.72%	1.96%	31%

4.16%	$101,264	0.44%	0.71%	2.28%	61%
(0.25%)	$106,047	0.42%	0.73%	2.37%	47%
6.08%	$75,235	0.45%	0.73%	2.66%	41%
2.73%	$70,673	0.46%	0.74%	2.97%	87%
8.65%	$39,348	0.63%	0.90%	3.23%	346%

1.81%	$1,779	0.80%	1.22%	1.61%	31%

3.78%	$1,637	0.79%	1.21%	1.93%	61%
(0.57%)	$1,423	0.77%	1.23%	2.05%	47%
5.69%	$1,521	0.80%	1.23%	2.30%	41%
2.43%	$108	0.84%	1.24%	2.57%	87%
8.38%	$22	0.92%	1.39%	2.94%	346%

See Notes to Financial Statements

American Independence Funds
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations			Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
U.S. Inflation-Indexed Fund

Institutional Class Shares
For the six months ended
4/30/2015 (unaudited)	$10.55	$(0.13)	$0.26	$0.13	$(0.01)	$—	$(0.01)	$10.67
For the year ended
10/31/2014	$10.51	$0.10	$0.04	$0.14	$(0.10)	$—	$(0.10)	$10.55
10/31/2013	$11.78	$0.10	$(0.81)	$(0.71)	$(0.04)	$(0.52)	$(0.56)	$10.51
10/31/2012	$11.69	$0.09	$0.75	$0.84	$(0.11)	$(0.64)	$(0.75)	$11.78
10/31/2011	$11.67	$0.32	$0.68	$1.00	$(0.33)	$(0.65)	$(0.98)	$11.69
10/31/2010	$11.26	$0.19	$0.92	$1.11	$(0.18)	$(0.52)	$(0.70)	$11.67

Premier Class Shares
For the six months ended
4/30/2015 (unaudited)	$10.53	$(0.06)	$0.18	$0.12	$(0.01)	$—	$(0.01)	$10.64
For the year ended
10/31/2014	$10.51	$0.08	$0.04	$0.12	$(0.10)	$—	$(0.10)	$10.53
For the period from
4/2/2013 (c) thru 10/31/2013	$11.20	$0.01	$(0.69)	$(0.68)	$(0.01)	$—	$(0.01)	$10.51

Class A Shares
For the six months ended
4/30/2015 (unaudited)	$10.56	$(0.15)	$0.25	$0.10	$(0.01)	$—	$(0.01)	$10.65
For the year ended
10/31/2014	$10.54	$0.06	$0.03	$0.09	$(0.07)	$—	$(0.07)	$10.56
10/31/2013	$11.84	$0.04	$(0.80)	$(0.76)	$(0.02)	$(0.52)	$(0.54)	$10.54
10/31/2012	$11.75	$0.05	$0.74	$0.79	$(0.06)	$(0.64)	$(0.70)	$11.84
10/31/2011	$11.73	$0.30	$0.67	$0.97	$(0.30)	$(0.65)	$(0.95)	$11.75
10/31/2010	$11.33	$0.17	$0.91	$1.08	$(0.16)	$(0.52)	$(0.68)	$11.73

Class C Shares
For the six months ended
4/30/2015 (unaudited)	$10.39	$(0.16)	$0.24	$0.08	$(0.01)	$—	$(0.01)	$10.46
For the year ended
10/31/2014	$10.37	$(0.02)	$0.05	$0.03	$(0.01)	$—	$(0.01)	$10.39
10/31/2013	$11.72	$(0.06)+	$(0.75)+	$(0.81)	$(0.02)	$(0.52)	$(0.54)	$10.37
10/31/2012	$11.66	$(0.02)	$0.75	$0.73	$(0.03)	$(0.64)	$(0.67)	$11.72
For the period from
5/4/2011 (c) thru 10/31/2011	$11.05	$0.15	$0.62	$0.77	$(0.16)	$—	$(0.16)	$11.66

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
+	Caculated based on average shares outstanding during the period.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000’s)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income (loss) to average net assets**	Portfolio turnover rate(b)*

1.25%	$207,326	0.32%	0.69%	(2.40%)	119%

1.36%	$209,429	0.32%	0.69%	0.87%	167%
(6.36%)	$296,810	0.32%	0.68%	0.49%	193%
7.56%	$357,238	0.32%	0.65%	0.83%	154%
9.50%	$248,883	0.32%	0.63%	3.03%	415%
10.40%	$117,680	0.32%	0.76%	1.75%	260%

1.16%	$413	0.47%	0.84%	(2.25%)	119%

1.15%	$213	0.47%	0.84%	0.81%	167%

(6.45%)	$12	0.47%	0.83%	0.10%	193%

0.97%	$12,719	0.77%	1.19%	(2.84%)	119%

0.88%	$13,874	0.77%	1.19%	0.51%	167%
(6.77%)	$18,888	0.77%	1.18%	0.14%	193%
7.10%	$26,891	0.77%	1.15%	0.37%	154%
9.14%	$12,448	0.66%	0.97%	2.48%	415%
10.04%	$5,027	0.57%	1.01%	1.50%	260%

0.79%	$1,364	1.32%	1.69%	(3.37%)	119%

0.31%	$1,218	1.32%	1.69%	(0.27%)	167%
(7.32%)	$2,207	1.32%	1.68%	(0.51%)	193%
6.53%	$5,694	1.32%	1.65%	(0.18%)	154%

7.05%	$4,795	1.32%	1.72%	(0.17%)	415%

See Notes to Financial Statements

American Independence Funds

Notes to Financial Statements
 April 30, 2015 (Unaudited)

1.	Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

As of April 30, 2015, the Trust offered seven (7) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a “Fund”; collectively, the “Funds”):

Stock Fund
JAForlines Risk-Managed Allocation Fund (formerly Risk-Managed Allocation Fund)
International Alpha Strategies Fund
Kansas Tax-Exempt Bond Fund
Boyd Watterson Short-Term Enhanced Bond Fund
Boyd Watterson Core Plus Fund
U.S. Inflation-Indexed Fund

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The U.S. Inflation-Indexed Fund offers four classes of shares: Class A, Class C, Institutional Class, and Premier Class. The Stock Fund, JAForlines Risk-Managed Allocation Fund, and Kansas Tax-Exempt Bond Fund offer three classes of shares: Class A, Class C, and Institutional Class. The other Funds offer Class A and Institutional Class shares only. Each share class is identical except as to distribution and service fees borne by each class. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the accompanying Statement of Operations.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

2.	Significant Accounting Policies: (Continued)

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by American Independence Financial Services, LLC (“American Independence” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of April 30, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic, or industry concentration or type of investment.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ Adviser will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-Issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and/or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income and realized gain distributions from underlying investments are recognized on the ex-dividend date. Income and realized and unrealized gains and/or losses are allocated among the classes based upon the proportion of relative net assets.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

2.	Significant Accounting Policies: (Continued)

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

Distributions from net investment income for the Kansas Tax-Exempt Bond Fund, Boyd Watterson Short-Term Enhanced Bond Fund and Boyd Watterson Core Plus Fund are declared daily and paid monthly. Distributions from net investment income for the U.S. Inflation-Indexed Fund are declared and paid monthly. Distributions from net investment income, if any, for JAForlines Risk Managed Allocation Fund are declared and paid quarterly. Distributions from net investment income, if any, for the Stock Fund, and International Alpha Strategies Fund are declared and paid annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders, which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Recent Developments and Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the Financial Accounting Standards Board issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The adoption of ASU No. 2013-1 had no impact on the Funds during the current reporting period.

3.	Related Party Transactions:

American Independence serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and American Independence, under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of each Fund’s average daily net assets as indicated in the table below. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

Fees
Stock Fund	1.00%
JAForlines Risk-Managed Allocation Fund	0.75%
International Alpha Strategies Fund	0.81%
Kansas Tax-Exempt Bond Fund	0.30%
Boyd Watterson Short-Term Enhanced Bond Fund	0.40%
Boyd Watterson Core Plus Fund	0.40%
U.S. Inflation-Indexed Fund	0.40%

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

3.	Related Party Transactions: (Continued)

The Trust has engaged J.A. Forlines, LLC (“JAF”) as the sub-adviser for the JAForlines Risk-Managed Allocation Fund, Navellier & Associates, Inc. (“Navellier”) as sub-adviser for the International Alpha Strategies Fund, Boyd Watterson Asset Management, LLC (“Boyd Watterson”) as sub-adviser for the Boyd Watterson Core Plus Fund and the Boyd Watterson Short-Term Enhanced Bond Fund, and Fischer Francis Trees & Watts, Inc., and its affiliate in London (“FFTW”), as sub-adviser for the U.S. Inflation-Indexed Fund. The Board of Trustees has approved each of these agreements on behalf of the Trust (please see “Approval of Investment Advisory and Sub-Advisory Agreements” under “Additional Fund Information” in the annual report dated October 31, 2014 for more information). American Independence is responsible for the investment management oversight in its role as adviser to all of the Funds and is responsible for overseeing the sub-adviser relationship. The portfolio managers or investment teams at each sub-adviser are responsible for the day-to-day management of the respective Fund. The sub-advisers are paid an annual fee by American Independence out of the advisory fees received. Additional information about each sub-adviser is noted below.

JAF (sub-adviser to JAForlines Risk-Managed Allocation Fund) is located at 63 Forest Avenue, Suite #1, Locust Valley, New York, 11560. The agreement between American Independence and J.A. Forlines, LLC on behalf of the Trust was approved  by the Trustees at a meeting held on March 19, 2015.

Navellier (sub-adviser to International Alpha Strategies Fund, effective February 21, 2014) is headquartered at 1 East Liberty, Suite 504, Reno, Nevada, 89501. The agreement between American Independence and Navellier on behalf of the Trust was approved by Trustees at a meeting held on  March 19, 2015 and was last approved by shareholders at a special meeting held May 23, 2014.

Boyd Watterson (sub-adviser to Boyd Watterson Short-Term Enhanced Bond Fund and Boyd Watterson Core Plus Fund) is headquartered at 1801 E. 9th St., Suite 1400, Cleveland, Ohio 44114 and it is a wholly owned subsidiary of Titanium Asset Management Corporation, located at 777 E. Wisconsin Ave., Suite 2350, Milwaukee, Wisconsin 53202. The agreement between American Independence and  Boyd Watterson was last approved by shareholders at a  special meeting held on  September 5, 2014 and by the Trustees at a meeting held on March 19, 2015.

FFTW’s (sub-adviser to the U.S. Inflation-Indexed Fund) New York offices are located at 200 Park Avenue, New York, New York 10166. FFTW is a wholly-owned subsidiary of BNP Paribas Investment Partners USA Holdings Inc. (“BNPP IP USA”), a New York corporation. BNPP IP USA is indirectly owned by BNP Paribas, which is a publicly owned banking corporation organized under the laws of the Republic of France. The agreement between FFTW and American Independence  was last approved by shareholders at a meeting held on May 9, 2008 and by the Trustees at a meeting held on March 19, 2015.

Pursuant to the expense limitation agreement, American Independence has contractually agreed to waive a portion of its management fee and to reimburse expenses in order to maintain the Funds’ total operating expenses (excluding acquired fund fees and interest expense on short sales, where applicable) at not more than the following percentages of average annual net assets effective through March 1, 2016:

Fund	Institutional Class	Class A	Class C	Premier Class
Stock Fund	1.16%	1.55%	2.16%	N/A
JAForlines Risk-Managed Allocation Fund	0.95%	1.33%	1.95%	N/A
International Alpha Strategies Fund	0.95%	1.45%	N/A	N/A
Kansas Tax-Exempt Bond Fund	0.48%	0.87%	1.48%	N/A
Boyd Watterson Short-Term Enhanced Bond Fund	0.45%	0.70%	N/A	N/A
Boyd Watterson Core Plus Fund	0.45%	0.80%	N/A	N/A
U.S. Inflation-Indexed Fund	0.32%	0.77%	1.32%	0.47%

The total operating expenses of the Fund noted below was maintained at the following levels as indicated (all other Funds were maintained at the same level as in the table above):

Fund	Period	Institutional Class	Class A	Class C	Premier Class
Stock Fund	Prior to March 1, 2015	1.16%	1.54%	2.16%	N/A
JAForlines Risk-Managed Allocation Fund	Prior to March 1, 2015	0.90	1.28	1.90	N/A

Under the terms of the expense limitation agreement, any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent total annual operating expenses (excluding any taxes, interest expenses relating to dividends on short sales, brokerage fees and non-routine expenses) for a fiscal year do not exceed the expense limit that was in place at the time the fees were waived or expenses were assumed. The Adviser shall only be entitled to recoup amounts for a period of three years from the date such amount was waived or reimbursed.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

3.	Related Party Transactions: (Continued)

The following table presents amounts eligible for recovery at April 30, 2015:

		JAForlines
		Risk-Managed	International Alpha	Kansas Tax-Exempt
	Stock Fund	Allocation Fund	Strategies Fund	Bond Fund
For eligible expense reimbursements expiring:
October 31, 2015	$506,692	$—	$157,237	$180,063
October 31, 2016	396,489	32,376	202,350	218,447
October 31, 2017	384,678	154,147	216,241	214,667
April 30, 2018	141,021	80,382	90,894	114,869
	$1,428,880	$266,905	$666,722	$728,046

	Boyd Watterson
	Short-Term
	Enhanced	Boyd Watterson	U.S. Inflation-
	Bond Fund	Core Plus Fund	Indexed Fund
For eligible expense reimbursements expiring:
October 31, 2015	$194,048	$199,521	$1,155,241
October 31, 2016	208,334	139,233	1,292,166
October 31, 2017	158,645	283,203	940,374
April 30, 2018	82,112	149,448	408,675
	$643,139	$771,405	$3,796,456

American Independence also provides certain administrative services necessary for the Funds’ operations. The Funds are charged a fee for the services provided, and this fee is calculated based on each Fund’s average daily net assets at an annual rate of 0.125%.

American Independence has entered into an agreement with UMB Fund Services, Inc. (“UMBFS”) whereby UMBFS provides the Funds with sub-administration services pursuant to a sub-administrative services agreement approved by the Board. For the services it provides, UMBFS earns a fee based on the aggregate net assets of all Funds in the Trust. American Independence pays UMBFS and not the Funds.

Other principal service providers of the Funds include the following:

Pursuant to the Fund Accounting Services Agreement, UMBFS serves as the Trust’s fund accounting agent.

Matrix Capital Group, Inc. serves as the Funds’ distributor pursuant to a distribution agreement approved by the Board.

Boston Financial Data Services, Inc. serves as the Funds’ transfer agent and dividend disbursing agent.

INTRUST Bank NA, serves as the custodian for the Stock Fund, JAForlines Risk-Managed Allocation Fund, Kansas Tax-Exempt Bond Fund, and Boyd Watterson Core Plus Fund.

UMB Bank NA serves as the custodian for the International Alpha Strategies Fund, Boyd Watterson Short-Term Enhanced Bond Fund, and U.S. Inflation-Indexed Fund.

The Trust has contracted with Compliance Solutions Associates LLC (“CSA”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. CSA has designated  Thaddeus (“Ted”) Leszczynski as the Trust’s Chief Compliance Officer. For these services, the Trust pays CSA a monthly fee, plus any out-of-pocket expenses. The fees are allocated amongst the funds by first allocating half the fees evenly across the funds and then the other half on a pro rata basis based on average net assets.

Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A and Class C shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A share assets, and up to 1.00% of its Class C share assets. These fees consist of up to 0.25% for shareholder services of the Class A and Class C assets, and up to 0.25% for distribution expenses, as defined by FINRA, of Class A assets and up to 0.75% of Class C assets. During the six months ended April 30, 2015, a portion of the distribution or service fees were waived by the Adviser for the Class A share assets. As of April 30, 2015, the Stock Fund was assessing 0.14% of the distribution fees and assessing the full 0.25% of the shareholder servicing fees, and the JAForlines Risk-Managed Allocation Fund, Kansas Tax-Exempt Bond Fund, Boyd Watterson Short-Term Enhanced Bond Fund, Boyd Watterson Core Plus Fund, and U.S. Inflation-Indexed Fund were assessing the full 0.25% distribution fees and assessing 0.13%, 0.14%, 0.00%, 0.10% and 0.20%, respectively, of the shareholder servicing fees.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

3.	Related Party Transactions: (Continued)

The Trust, on behalf of the U.S. Inflation-Indexed Fund, has adopted a non-12b-1 Shareholder Servicing Plan that allows its Premier Class Shares to pay a shareholder servicing fee from its assets for any activities relating to certain shareholder account administrative and servicing functions to agents. The expenditures to be made by the Fund pursuant to this Plan shall not exceed an annual rate of 0.15% of the average daily value of net assets represented by such shares.

Shareholder services fees on Class A shares of the Funds paid to American Independence for the period ended April 30, 2015 were as follows:

Stock Fund	$5,348
JAForlines Risk-Managed Allocation Fund	14,983
International Alpha Strategies Fund	161
Kansas Tax-Exempt Bond Fund	7,249
Boyd Watterson Short-Term Enhanced Bond Fund	—
Boyd Watterson Core Plus Fund	904
U.S. Inflation-Indexed Fund	13,268

4.	Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his/her pro rata share of the net assets of that Fund. For the financial reporting purposes shareholder transactions are accounted for on trade date on the last business day of the reporting period.

5.	Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, options, futures, and U.S. Government securities) for the six months ended April 30, 2015 were as follows:

	Purchases	Sales
Stock Fund	$20,720,571	$96,996,649
JAForlines Risk-Managed Allocation Fund	30,860,760	20,369,264
International Alpha Strategies Fund	8,257,585	10,285,474
Kansas Tax-Exempt Bond Fund	3,697,768	6,220,260
Boyd Watterson Short-Term Enhanced Bond Fund	2,888,420	3,849,544
Boyd Watterson Core Plus Fund	16,459,458	12,589,118

The cost of purchases and the proceeds from sales of U.S. Government securities for the six months ended April 30, 2015 were as follows:

	Purchases	Sales
Boyd Watterson Short-Term Enhanced Bond Fund	$1,854,525	$646,239
Boyd Watterson Core Plus Fund	26,369,306	18,641,001
U.S. Inflation-Indexed Fund	268,807,214	270,993,880

6.	Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

7.	Federal Income Tax Information:

FASB ASC Topic 740, Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”), requires an evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2011-2014 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At April 30, 2015, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

		JAForlines
		Risk-Managed	International Alpha	Kansas Tax-Exempt
	Stock Fund	Allocation Fund	Strategies Fund	Bond Fund
Gross unrealized appreciation	$3,072,450	$2,320,845	$7,401,717	$11,279,434
Gross unrealized depreciation	(513,067)	(343,986)	(1,871,867)	(180,926)
Net unrealized appreciation (depreciation) on investments	$2,559,383	$1,976,859	$5,529,850	$11,098,508
Cost of investments	$27,480,286	$43,498,463	$50,331,770	$184,576,106

	Boyd Watterson
	Short-Term
	Enhanced	Boyd Watterson	U.S. Inflation-
	Bond Fund	Core Plus Fund	Indexed Fund
Gross unrealized appreciation	$153,277	$2,706,424	$5,912,274
Gross unrealized depreciation	(66,503)	(257,774)	(2,829,562)
Net unrealized appreciation (depreciation) on investments	$86,774	$2,448,650	$3,082,712
Cost of investments	$24,885,649	$113,385,132	$219,635,003

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax character of distributions paid during the fiscal years ended October 31, 2014 and 2013 were as follows:

			JAForlines Risk-Managed		International Alpha
	Stock Fund		Allocation Fund		Strategies Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2014	2013	2014	2013	2014	2013
Distributions paid from:
Ordinary Income	$22,743,789	$13,477,563	$33,933	$—	$1,621,594	$1,557,545
Net long-term capital gains	6,922,638	8,763,623	—	—	1,506,819	—
Total taxable distributions	29,666,427	22,241,186	33,933	—	3,128,413	1,557,545
Tax exempt dividends	—	—	—	—	—	—
Total distributions paid	$29,666,427	$22,241,186	$33,933	$—	$3,128,413	$1,557,545

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

7.	Federal Income Tax Information: (Continued)

			Boyd Watterson Short-Term		Boyd Watterson
	Kansas Tax-Exempt Bond Fund		Enhanced Bond Fund		Core Plus Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2014	2013	2014	2013	2014	2013
Distributions paid from:
Ordinary Income	$—	$—	$431,151	$951,842	$2,470,635	$2,009,773
Net long-term capital gains	—	—	—	—	160,055	531,973
Total taxable distributions	—	—	431,151	951,842	2,630,690	2,541,746
Tax exempt dividends	7,078,691	9,536,866	—	—	—	—
Total distributions paid	$7,078,691	$9,536,866	$431,151	$951,842	$2,630,690	$2,541,746

	U.S. Inflation-Indexed Fund
	Year Ended	Year Ended
	October 31,	October 31,
	2014	2013
Distributions paid from:
Ordinary Income	$2,191,215	$14,279,524
Net long-term capital gains	—	3,864,427
Total taxable distributions	2,191,215	18,143,951
Tax exempt dividends	—	—
Total distributions paid	$2,191,215	$18,143,951

As of October 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Stock Fund	JAForlines Risk Managed Allocation Fund	International Alpha Strategies Fund	Kansas Tax-Exempt Bond Fund
Undistributed ordinary income	$16,553,356	$385,910	$1,565,009	$74,638
Undistributed long-term capital gains	15,234,387	—	2,889,731	—
Tax accumulated earnings	31,787,743	385,910	4,454,740	74,638
Accumulated capital and other losses	—	(465,634)	—	(402,981)
Unrealized appreciation (depreciation) on investments	7,985,172	1,013,237	2,166,751	11,269,663
Unrealized appreciation (depreciation) on foreign currency	—	—	(28,464)	—
Total accumulated earnings (deficit)	$39,772,915	$933,513	$6,593,027	$10,941,320

	Boyd Watterson Short-Term Enhanced Bond Fund	Boyd Watterson Core Plus Fund	U.S. Inflation- Indexed Fund
Undistributed ordinary income	$168,888	$473,731	$253,948
Undistributed long-term capital gains	—	163,123	—
Tax accumulated earnings	168,888	636,854	253,948
Accumulated capital and other losses	(9,530,508)	—	(12,634,200)
Unrealized appreciation (depreciation) on investments	55,326	2,149,776	(1,303,157)
Unrealized appreciation/(depreciation) on foreign currency	—	—	—
Total accumulated earnings (deficit)	$(9,306,294)	$2,786,630	$(13,683,409)

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

7.	Federal Income Tax Information: (Continued)

As of October 31, 2014, the following funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Stock Fund	JAForlines Risk- Managed Allocation Fund	International Alpha Strategies Fund	Kansas Tax-Exempt Bond Fund	Boyd Watterson Short-Term Enhanced Bond Fund	Boyd Watterson Core Plus Fund	U.S. Inflation- Indexed Fund
For losses expiring October 31,
2015	$—	$—	$—	$—	$2,548,173	$—	$—
2016	—	—	—	—	—	—	—
2017	—	—	—	—	413,411	—	—
2018	—	—	—	48,637	5,279,710	—	—
2019	—	—	—	303,059	—	—	—
Not subject to expiration:
Short-term	—	465,634	—	51,285	280,762	—	2,463,007
Long-term	—	—	—	—	1,008,452	—	10,171,193
	$—	$465,634	$—	$402,981	$9,530,508	$—	$12,634,200

Under The Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred during the fiscal years beginning after the enactment date of the Act (December 22, 2010) are carried forward indefinitely and retain the character of the original loss. However, any remaining pre-enactment capital loss carryovers may expire unused, since the post-enactment capital losses are utilized before pre-enactment capital loss carryovers according to the Act.

The Boyd Watterson Short-Term Enhanced Bond Fund had a capital loss carryforward for the years expiring 2012 through 2015 which are related to the acquisition of FFTW Funds, Inc. - Limited Duration Portfolio. This amount is subject to an annual limitation of $5,477,200 under tax rules that was further limited to $300,468 in the year of acquisition.

8.	Financial Futures Contracts:

The Funds, except for Kansas Tax-Exempt Bond Fund, may enter into financial futures contracts to hedge their interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of each Fund’s open futures contracts at April 30, 2015 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

9.	Options Transactions:

For hedging purposes, certain Funds (Stock Fund, JA Forlines Risk-Managed Allocation Fund, Strategic Income Fund, Boyd Watterson Core Plus Fund, and U.S. Inflation-Indexed Fund) may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

9.	Options Transactions: (Continued)

The Funds may write put and call options on securities only if they are covered and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Fund bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require a Fund to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day’s trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by such Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by a Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by a Fund. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in a Fund’s selling or buying a security or currency at a price different from the current market value.  There were no open options contracts at April 30, 2015 for any Fund.

10.	Investments in Derivatives:

The Funds, except for the Kansas Tax-Exempt Bond Fund and JAForlines Risk-Managed Allocation Fund, may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount.

Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

The following table sets forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of April 30, 2015. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

Fund	Risk	Unrealized Gains	Derivative Assets	Unrealized Losses	Derivative Liabilities
U.S. Inflation-Indexed Fund	Interest rate	Variation margin	$23,078	Variation margin	$—

American Independence Funds

Notes to Financial Statements (Con’t) (Unaudited)

10.	Investments in Derivatives: (Continued)

The following table sets forth by certain risk types the Funds’ gains (losses) related to derivative activities and their indicative volumes for the six months ended April 30, 2015. These gains (losses) should be considered in the context that derivative contracts may have been executed to economically hedge securities and accordingly, gains or losses on derivative contracts may offset losses or gains attributable to securities. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Fund	Risk	Statements of Operations Location	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)	Average Notional Value
U.S. Inflation-Indexed Fund	Interest rate	Net realized gain (loss) from futures transactions/Net change in unrealized gain (loss) on futures	$(757,577)	$490,220	268	$36,765,906

(a) Average number of contracts is based on the average of quarter end balances for the period April 30, 2014 to April 30, 2015.

11.	Segregation of Assets:

Fund policy requires the custodian to segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Fund’s custodian has been instructed to segregate all assets on a settled basis. The Fund will not enter into transactions deemed to create leverage in excess of the Fund’s ability to segregate up to 100% of its settled liquid assets.

12.	Cash Concentration:

At times, the Funds maintain cash balances at financial institutions in excess of Federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

13.	Subsequent Events:

Adviser Change in Control. American Independence has entered into a definitive agreement with FolioMetrix LLC (“FolioMetrix”), an SEC registered investment adviser headquartered in Nebraska, whereby FolioMetrix will merge with American Independence to create a new company (the “Merger”), which will be known as RiskX Investments, LLC. The transaction is expected to close in September, 2015.

The proposed transaction may be deemed to result in an “assignment”, as that term is defined by the 1940 Act, of the following agreements: (i) with respect to the Trust, the Investment Advisory Agreement between American Independence and the Trust on behalf of the Funds; and (ii) each Investment Sub-Advisory Agreement, between American Independence and (a) JAF on behalf of the JAForlines Risk-Managed Allocation Fund; (b) Navellier on behalf of the International Alpha Strategies Fund; (c) Boyd Watterson on behalf of the Boyd Watterson Short-Term Enhanced Bond Fund and the Boyd Watterson Core Plus Fund; and (d) FFTW on behalf of the U.S. Inflation-Indexed Fund. Accordingly, the completion of the transaction is contingent upon, among other things, the approval of the Funds’ shareholders of a new investment advisory agreement between the Trust and RiskX Investments, LLC. Shareholders of each respective Fund will also be asked to approve the proposed respective investment sub-advisory agreement.

The Funds’ Trustees have approved the terms of the proposed investment advisory agreement and the investment sub-advisory agreements (the “Proposed Agreements”), and have called a special meeting of shareholders to obtain their approval of such agreements. The meeting is expected to be held in August, 2015. The new Proposed Agreements have terms, including investment advisory and sub-advisory fees payable thereunder, that are substantially identical to those in the current agreements.

Stock Fund. At a Board meeting held on November 18, 2014, the Trust’s Board, including a majority of the Independent Trustees, after careful consideration, approved AJO, LP (“AJO”) as sub-adviser to the American Independence Stock Fund (the “Fund”) and a Form of Sub-Advisory Agreement between American Independence and AJO on behalf of the Fund (“New Sub-Advisory Agreement”), subject to the approval of the American Independence Stock Fund’s shareholders. AJO is an independent, registered investment adviser located at 230 S. Broad Street, Philadelphia, PA 19102. Shareholders will receive a proxy containing additional details regarding the New Sub-Advisory Agreement and details regarding the special meeting of shareholders.

Boyd Watterson Short-Term Enhanced Bond Fund. At a Board meeting held on June 19, 2015, the Trust’s Board, including a majority of the Independent Trustees, after careful consideration and upon recommendation by the Adviser, approved the liquidation of the Boyd Watterson Short-Term Enhanced Bond Fund.

American Independence Funds

Additional Fund Information (Unaudited)

Portfolio Summaries

The American Independence Funds invested, as a percentage of net assets, in the following as of April 30, 2015:

Stock Fund

Portfolio Diversification	% of Net Assets
Financials	31.5%
Health Care	11.5
Information Technology	10.8
Energy	10.4
Industrials	10.1
Consumer Discretionary	7.8
Consumer Staples	5.4
Telecommunication Services	3.2
Materials	3.0
Short-Term Investment	7.2
Total Investments	100.9%
Liabilities in excess of other assets	(0.9)
Net Assets	100.0%

JAForlines Risk-Managed Allocation Fund

Portfolio Diversification	% of Net Assets
International Equity Exchange Traded Products	34.4%
U.S. Fixed Income Exchange Traded Products	25.1
U.S. Equity Exchange Traded Products	23.5
U.S. Alternative Exchange Traded Products	7.5
International Fixed Income Exchange Traded Products	6.0
Short-Term Investment	8.0
Total Investments	104.5%
Liabilities in excess of other assets	(4.5)
Net Assets	100.0%

International Alpha Strategies Fund

Portfolio Diversification	% of Net Assets
Health Care	21.0%
Financials	20.5
Information Technology	14.8
Consumer Discretionary	9.7
Industrials	8.1
Telecommunication Services	7.7
Materials	5.9
Consumer Staples	5.1
Energy	4.8
Utilities	1.5
Short-Term Investment	0.3
Total Investments	99.4%
Other assets in excess of liabilities	0.6
Net Assets	100.0%

Kansas Tax-Exempt Bond Fund

Portfolio Diversification	% of Net Assets
Miscellaneous	22.4%
Refunded Bonds	21.0
Utilities	16.5
General Obligation	16.2
Hospitals	12.6
Transportation	2.8
Industrial Development Revenue	0.5
Housing	0.0*
Short-Term Investments	7.1
Total Investments	99.1%
Other assets in excess of liabilities	0.9
Net Assets	100.0%

*	Rounds to less than 0.05%.

Boyd Watterson Short-Term Enhanced Bond Fund

Portfolio Diversification	% of Net Assets
Corporate Bonds	67.4%
U.S. Government Agency Pass-Through Securities	11.8
U.S. Treasury Obligations	7.7
Collateralized Mortgage Obligations	3.3
Investment Companies	2.8
Asset-Backed Securities	2.3
Commercial Mortgage-Backed Security	1.3
Preferred Stock	0.5
Short-Term Investment	3.9
Total Investments	101.0%
Liabilities in excess of other assets	(1.0)
Net Assets	100.0%

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

Boyd Watterson Core Plus Fund

Portfolio Diversification	% of Net Assets
Corporate Bonds	40.2%
U.S. Treasury Obligations	27.8
U.S. Government Agency Pass-Through Securities	23.2
Commercial Mortgage-Backed Securities	2.2
U.S. Government Agency Security	1.3
Investment Companies	1.0
Asset-Backed Security	1.0
Collateralized Mortgage Obligations	0.4
Mortgage Derivatives – IO STRIPS	0.1
Short-Term Investment	2.9
Total Investments	100.1%
Liabilities in excess of other assets	(0.1)
Net Assets	100.0%

U.S Inflation-Indexed Fund

Portfolio Diversification	% of Net Assets
U.S. Treasury Inflation-Indexed Notes	68.7%
U.S. Treasury Inflation-Indexed Bonds	31.7
Short-Term Investment	0.0*
Total Investments	100.4%
Liabilities in excess of other assets	(0.4)
Net Assets	100.0%

*	Rounds to less than 0.05%.

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on November 1, 2014 at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid During Period* 11/1/2014- 4/30/2015	Expense Ratio During Period**† 11/1/2014- 4/30/2015
Stock Fund	Institutional Class Shares	$1,000.00	$1,043.00	$5.89	1.16%
	Class A Shares	$1,000.00	$1,040.80	$7.77	1.54%
	Class C Shares	$1,000.00	$1,037.80	$10.91	2.16%

JAForlines Risk-Managed	Institutional Class Shares	$1,000.00	$1,054.60	$4.69	0.92%
Allocation Fund	Class A Shares	$1,000.00	$1,052.40	$6.61	1.30%
	Class C Shares	$1,000.00	$1,052.20	$9.75	1.92%

International Alpha	Institutional Class Shares	$1,000.00	$1,048.00	$4.82	0.95%
Strategies Fund	Class A Shares	$1,000.00	$1,045.30	$7.36	1.45%

Kansas Tax-Exempt	Institutional Class Shares	$1,000.00	$1,015.10	$2.40	0.48%
Bond Fund	Class A Shares	$1,000.00	$1,013.10	$4.34	0.87%
	Class C Shares	$1,000.00	$1,010.10	$7.38	1.48%

Boyd Watterson Short-Term	Institutional Class Shares	$1,000.00	$1,008.40	$2.24	0.45%
Enhanced Bond Fund	Class A Shares	$1,000.00	$1,007.10	$3.49	0.70%

Boyd Watterson Core	Institutional Class Shares	$1,000.00	$1,020.00	$2.25	0.45%
Plus Fund	Class A Shares	$1,000.00	$1,018.10	$4.01	0.80%

U.S. Inflation-Indexed Fund	Institutional Class Shares	$1,000.00	$1,012.50	$1.60	0.32%
	Premier Class Shares	$1,000.00	$1,011.60	$2.34	0.47%
	Class A Shares	$1,000.00	$1,009.70	$3.84	0.77%
	Class C Shares	$1,000.00	$1,007.90	$6.57	1.32%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid During Period* 11/1/2014- 4/30/2015	Expense Ratio During Period**† 11/1/2014- 4/30/2015
Stock Fund	Institutional Class Shares	$1,000.00	$1,019.24	$5.82	1.16%
	Class A Shares	$1,000.00	$1,017.38	$7.68	1.54%
	Class C Shares	$1,000.00	$1,014.33	$10.79	2.16%

JAForlines Risk-Managed	Institutional Class Shares	$1,000.00	$1,020.44	$4.61	0.92%
Allocation Fund	Class A Shares	$1,000.00	$1,018.56	$6.50	1.30%
	Class C Shares	$1,000.00	$1,015.48	$9.59	1.92%

International Alpha	Institutional Class Shares	$1,000.00	$1,020.29	$4.76	0.95%
Strategies Fund	Class A Shares	$1,000.00	$1,017.81	$7.26	1.45%

Kansas Tax-Exempt	Institutional Class Shares	$1,000.00	$1,022.62	$2.41	0.48%
Bond Fund	Class A Shares	$1,000.00	$1,020.69	$4.36	0.87%
	Class C Shares	$1,000.00	$1,017.66	$7.40	1.48%

Boyd Watterson Short-Term	Institutional Class Shares	$1,000.00	$1,022.77	$2.26	0.45%
Enhanced Bond Fund	Class A Shares	$1,000.00	$1,021.52	$3.51	0.70%

Boyd Watterson Core	Institutional Class Shares	$1,000.00	$1,022.77	$2.26	0.45%
Plus Fund	Class A Shares	$1,000.00	$1,021.03	$4.01	0.80%

U.S. Inflation-Indexed Fund	Institutional Class Shares	$1,000.00	$1,023.41	$1.61	0.32%
	Premier Class Shares	$1,000.00	$1,022.67	$2.36	0.47%
	Class A Shares	$1,000.00	$1,021.18	$3.86	0.77%
	Class C Shares	$1,000.00	$1,018.46	$6.60	1.32%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

Approval of the Investment Advisory and Sub-Advisory Agreements

At a meeting held on March 18 and 19, 2015 (the “Meeting”), the Board of Trustees, including the Trustees who are not “interested persons” (as defined in the 1940 Act), approved Interim and Form of Investment Advisory Agreements and Expense Limitation Agreements between the Trust and American Independence Financial Services, LLC (“American Independence” or the “Adviser”) with respect to the Stock Fund, JAForlines Risk-Managed Allocation Fund, International Alpha Strategies Fund, Kansas Tax-Exempt Bond Fund, Boyd Watterson Short-Term Enhanced Bond Fund, Boyd Watterson Core Plus Fund, and U.S. Inflation-Indexed Fund (“the Funds” and individually a “Fund”). Also at the Meeting, the Board of Trustees approved Interim and Form of Sub-advisory Agreements between American Independence between American Independence and (a) J.A. Forlines, LLC on behalf of the JAForlines Risk-Managed Allocation Fund; (b) Navellier & Associates, Inc. on behalf of the International Alpha Strategies Fund; (c) Boyd Watterson Asset Management, LLC on behalf of the Boyd Watterson Short-Term Enhanced Bond Fund and the Boyd Watterson Core Plus Fund; and (d) Fischer Francis Trees & Watts, Inc. on behalf of the U.S. Inflation-Indexed Fund. The Investment Advisory Agreement, Expense Limitation Agreement and the Sub-advisory Agreements reviewed and approved at the Meeting are herein referred to as the “Agreements”. The purpose for approving such “Interim” and “Form of” Agreements was due to American Independence having entered into a definitive agreement with FolioMetrix LLC (“FolioMetrix”), an SEC registered investment adviser headquartered in Nebraska, whereby FolioMetrix will merge with American Independence to create a new company (the “Merger”); which will be known as RiskX Investments, LLC. The proposed transaction may be deemed to result in an “assignment”, as that term is defined by the Investment Company Act of 1940 (the “1940 Act”), therefore, requiring the Trustees to approve “Interim” and new “Form of” Agreements as a result of a change in control.

In determining whether to approve the Agreements, the Board considered information about the Adviser, the Sub-advisers, the performance of the Funds’ portfolios and certain additional factors described below that the Board deemed relevant. Further below is a summary describing certain of the materials and factors that the Board considered, and the conclusions the Board reached in approving the Agreements.

In an executive session of the Meeting, the Trustees had discussed the responsibilities and fiduciary duties of the Trustees in connection with the approval of the Agreements, during which management answered questions from the Trustees. During the executive session, the Trustees reviewed a wide variety of information that they had requested and received from American Independence and data and analysis from an outside data provider, including (1) advisory fee rate comparisons of the Funds to both Lipper and Morningstar peers; (2) net expense ratio comparisons of the Funds to both Lipper and Morningstar peers; and (3) performance of the individual Funds. The Trustees reviewed various industry trends and regulatory developments in their deliberations. In considering the continuation of the Agreements, and in evaluating the fairness of the compensation to be paid by the Funds under the Agreements, the Trustees considered the nature, extent and quality of the services to be provided by the Adviser and Sub-advisers. The Trustees reviewed the services the Adviser and Sub-advisers have historically provided to the Funds, and also generally to the other series of the Trust. With respect to the Adviser, these services include, among others, investment management services and administrative services, such as working with other service providers of the Trust, maintaining certain Fund records, providing office space, performing clerical and bookkeeping services for the Fund, preparing Board materials and Fund filings, and otherwise managing the Trust’s operations. American Independence is responsible for the day-to-day portfolio management of the Funds, including determining the composition of assets of the Funds and the timing of each Fund’s execution of the purchase and sale of assets. With respect to Funds managed by sub-advisers, American Independence evaluates, selects and supervises the sub-advisers.

The Trustees also considered the Adviser’s and Sub-advisers’ personnel, resources, operations and portfolio management capabilities. The Trustees received information about the Adviser’s supervision of the Funds’ service providers, the Adviser’s attention to its compliance program and those of the Trust.

The Board also reviewed in detail the conditions of the Merger and the added services to be provided by the combined firm, RiskX Investments, LLC. The Trustees reviewed the conditions of the transaction, the benefits to the Adviser and the overall organizational structure of the new firm.

The Trustees reviewed the investment performance of the Funds over various time periods and compared that performance to that of funds in groups that the Trustees concluded were appropriate comparison groups for the Funds. He stated that the Trustees considered the cost to American Independence and the profitability to American Independence and its affiliates of the relationship with the Funds over various time periods. Mr. Rand explained that the Trustees thought American Independence was engaged in reasonable efforts to enhance performance. He stated that in reviewing profitability information, the Trustees reviewed, among other things, information about the allocation of expenses among American Independence and its affiliates. He stated that the Trustees were provided information indicating that American Independence currently was not making a profit, on a “normalized” compensation basis, from the overall relationship with the Trust. The Trustees also considered the additional financial support that the Adviser would receive under the Merger.

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

Approval of the Investment Advisory and Sub-Advisory Agreements (Continued)

The Trustees discussed the extent to which economies of scale were projected by American Independence to be realized as the Funds’ assets, or the assets of the Trust overall, increase. The Trustees discussed the plans of management and its affiliates for marketing and distributing the shares of the various series of the Trust. The Trustees reviewed information about the potential effect of asset growth on the Funds’ expenses, the difficulty of forecasting the effect of asset growth on the profitability of American Independence and its affiliates, and certain other funds in comparison groups. It was noted that, to the extent the Funds’ gross expenses currently were higher than their net expenses, the reduction of the Funds’ gross expenses through the achievement of economies of scale might benefit American Independence by reducing the expenses American Independence must reimburse to the Funds rather than directly benefiting the Funds by reducing its net expenses.

The materials and other information discussed were considered by the Trustees throughout the past year during in-person and telephonic meetings, with personnel of American Independence, Fund counsel and third party consultants. The Trustees did not identify any particular information or any single factor that was controlling, or the particular weight any Trustee placed on any one factor for purposes of determining whether to vote for approval of the Agreements.

The Trustees, including all of the Independent Trustees, unanimously concluded that each factor they considered, in the context of all the other factors they considered, favored renewal of the Agreements, and it was the unanimous judgment of the Trustees and the Independent Trustees that approval of the Agreements, as well as the Merger, was in the best interests of the Funds and their shareholders.

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Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

The Schedules of Investments has been provided under Item 1 of this Form N-CSR for the American Independence Funds Trust.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 11.  Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12.  Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3)	Not applicable – only for annual reports.

(b)	Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: July 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: July 7, 2015

By (Signature and Title)

/s/ Susan L. Silva
Susan L. Silva
Treasurer

Date: July 7, 2015